File No. 33-81396
                                                                        811-8614
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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ ]
                          Pre-Effective Amendment No.                 [ ]
                         Post-Effective Amendment No. 2               [X]

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                         [ ]
                                Amendment No. 3                       [X]


                           BRANDES INTERNATIONAL FUND
               (Exact name of registrant as specified in charter)

      12750 High Bluff Drive, Suite 420
              San Diego, CA                               92130
(Address of Principal Executive Offices)               (Zip Code)

       Registrant's Telephone Number (including area code): (619) 755-0239



                               Charles H. Brandes
                        Brandes Investment Partners, Inc.
                        12750 High Bluff Drive, Suite 420
                               San Diego, CA 92130
               (Name and address of agent for service of process)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

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It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)
     [ ]  on (date)  pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(i)
     [ ]  on (date)  pursuant to paragraph (a)(i)
     [ ]  75 days after filing pursuant to paragraph (a)(ii)
     [x]  on April 1, 1996 pursuant to paragraph (a)(ii) of Rule 485



If appropriate, check the following box
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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



                                                     BRANDES INTERNATIONAL FUND

                                                             FORM N-1A

                                                       CROSS REFERENCE SHEET

Form N-1A
Item No.
Part                                                                 Location in Prospectus
 A              Item                                                 of Class A and Class C Shares

 1.             Cover Page                                           Cover page
 2.             Synopsis                                             "Expense Table"
 3.             Condensed Financial Information                      "Financial Highlights"
 4.             General Description of Registrant                    "General Information"; "Organization
                                                                     and Management"; "Investment
                                                                     Objective, Policies and Risks";
                                                                     "Other Securities and Investment
                                                                     Techniques and Risks"; "Investment
                                                                     Restrictions"
 5.             Management of the Fund                               "Organization and Management";
                                                                     "General Information"
 5A.            Management's Discussion of Fund                      Contained in the Annual Report to
                   Performance                                       Shareholders
 6.             Capital Stock and Other Securities                   "General Information"; "Dividends,
                                                                     Distributions and Tax Status"
 7.             Purchase of Securities Being                         "Purchases"; Shareholder Services";
                   Offered                                           "Distribution Plan"
 8.             Redemption or Repurchase                             "Redeeming Shares"
 9.             Pending Legal Proceedings                            Not applicable

Part                                                                 Location in Prospectus
 A              Item                                                 of Institutional Shares
 1.             Cover Page                                           Cover page
 2.             Synopsis                                             "Expense Table"
 3.             Condensed Financial Information                      "Financial Highlights"
 4.             General Description of Registrant                    "General Information"; "Organization
                                                                     and Management"; "Investment
                                                                     Objective, Policies and Risks";
                                                                     "Other Securities and Investment
                                                                     Techniques and Risks"; "Investment
                                                                     Restrictions"
 5.             Management of the Fund                               "Organization and Management";
                                                                     "General Information"
 5A.            Management's Discussion of Fund                      Contained in the Annual Report to
                   Performance                                       Shareholders
 6.             Capital Stock and Other Securities                   "General Information"; "Dividends,
                                                                     Distributions and Tax Status"
 7.             Purchase of Securities Being                         "Purchases"; Shareholder Services";
                   Offered
 8.             Redemption or Repurchase                             "Redeeming Shares"
 9.             Pending Legal Proceedings                            Not applicable


Part                                                                 Location in
 B              Item                                                 Statement of Additional Information

 10.            Cover Page                                           Cover Page
 11.            Table of Contents                                    "Table of Contents"
 12.            General Information and History                      Not applicable
 13.            Investment Objective and Policies                    "Investment Objectives and
                                                                     Policies"; "Investment Restrictions"
 14.            Management of the Fund                               "Management"
 15.            Control Persons and Principal
                   Holders of Securities                             Not applicable
 16.            Investment Advisory and Other                        "Management"; "Distribution
                   Services                                          Arrangements"; "General Information"
 17.            Brokerage Allocation                                 "Portfolio Transactions and
                                                                     Brokerage"
 18.            Capital Stock and Other Securities                   "General Information"
 19.            Purchase, Redemption and Pricing                     "Net Asset Value"; "Redemptions"
                of Securities Being Offered
 20.            Tax Status                                           "Taxation"
 21.            Underwriters                                         Not applicable
 22.            Calculation of Performance Data                      "Performance Information"
 23.            Financial Statements                                 "Financial Statements"


Part C
                The information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to the Registration Statement.

INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                  SUBJECT TO COMPLETION, DATED JANUARY 9, 1996

                          BRANDES INTERNATIONAL TRUST
                        12750 High Bluff Drive, Suite 420
                               San Diego, CA 92130
                                 (619) 755-0239


          BRANDES INTERNATIONAL TRUST (the "Trust") is a mutual fund consisting of two separate series: the Brandes International Fund and the Brandes Small Cap International Fund. Each Fund seeks to achieve long-term capital appreciation by investing principally in equity securities of foreign issuers. The International Fund invests primarily in equity securities of established companies with market capitalizations greater than $1 billion. The Small Cap Fund invests primarily in equity securities of small- to medium- sized companies with market capitalizations less than $1 billion. Brandes Investment Partners, Inc. serves as investment advisor to the Trust.

This Prospectus  describes two separate  classes of shares of each of the Funds:
Class A Shares, offered at their net asset value plus a sales charge of 4.75%, or less, depending on the amount invested; and Class C Shares, offered at their net asset value without a sales charge, but subject to a 1.00% contingent deferred sales charge upon certain early redemptions. Both classes of shares also pay distribution and service fees. See "Purchases" and "Redeeming Shares" at pages and , respectively.

Neither of the Funds is insured or guaranteed by the U.S.

Government or any other person. This Prospectus sets forth basic information about the Trust that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated April 1, 1996, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge upon written request to the Trust at the address given above.


                               TABLE OF CONTENTS

Expense
Table...........................................................................
Financial Highlights............................................................
Investment Objective, Policies and Risks........................................
Other Securities and Investment Techniques and Risks............................
Investment Restrictions.........................................................
Organization and Management.....................................................
Purchases.......................................................................
Shareholder Services............................................................
Redeeming Shares................................................................
Distribution Plan...............................................................
Shareholder Service Plan........................................................
Dividends, Distributions and Tax Status.........................................
Performance Information.........................................................
General Information.............................................................

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                         Prospectus dated April 1, 1996

          The BRANDES INTERNATIONAL TRUST (the "Trust") is a diversified registered open-end management investment company or mutual fund. The Trust consists of two separate Funds, each with its own assets, liabilities and shares: the Brandes International Fund (the "International Fund") and the Brandes Small Cap International Fund (the "Small Cap Fund") (collectively, the "Funds"). The investment objective of each of the Funds is long-term capital appreciation. The Funds each offer three separate classes of shares, two of which are described in this Prospectus. Class A Shares of each Fund are offered to investors at their net asset value plus a sales charge of 4.75% or less, depending upon the amount invested. Class C Shares of each Fund are offered to investors at their net asset value without an initial sales charge, but are subject to a 1.00% contingent deferred sales charge upon certain early redemptions. Both classes of shares also pay distribution and service fees. See "Purchases" and "Redeeming Shares" at pages and , respectively. The minimum initial investment in a Fund is $2,500 ($1,000 and $100, respectively, for retirement plans and automatic purchase arrangements). The minimum subsequent investment is $100.

          Like all equity investments, an investment in either Fund involves certain risks. The value of the Funds' shares will fluctuate with market conditions, and an investor's shares when redeemed may be worth more or less than their original cost. International investing, especially in small capitalization companies, also is subject to certain additional risks, which are described on page 5.


                                  EXPENSE TABLE



          Expenses are among several factors to consider when investing in a Fund. The purpose of the following fee table is to provide an understanding of the various costs and expenses which may be borne directly or indirectly by an investment in a Fund. These are based on the expenses of the International Fund for its fiscal year ended October 31, 1995, but they are estimated for the first year of operations of the Small Cap Fund. Actual expenses in the future may be more or less than those shown.

                                               International       Small Cap
                                                   Fund              Fund
                                             Class     Class     Class     Class
                                               A         C         A         C
                                             -----------------------------------
Shareholder Transaction Expenses
Maximum sales charge on purchases
 (as % of offering price)                    4.75%      None     4.75%     None
Sales charge on reinvested dividends         None       None     None      None
Maximum contingent deferred sales charge
  (as % of redemption proceeds)              None(1)    1.00%    None(1)   1.00%
Redemption fee(2)                            None       None     None      None

Total Annual Fund Operating Expenses
  (as a percentage of average net assets)
Management fees                              1.00%      1.00%    1.00%     1.00%
12b-1 expenses                               0.25%      0.75%    0.25%     0.75%
Shareholder service fees                     0.10%      0.25%    0.10%     0.25%
Other expenses (after reimbursement)(3)      0.50%      0.50%    0.50%     0.50%
                                             ----       ----     ----      ----
Total operating expenses (3)                 1.85%      2.50%    1.85%     2.50%
                                             ====       ====     ====      ====


(1) Although purchases of $1 million or more are not subject to an initial sales charge, a contingent deferred sales charge of 1.00% applies on certain redemptions made within 12 months of purchase. See "Purchases- Contingent Deferred Sales Charge on Redemptions of Class A Shares."

(2) A $7 charge is deducted on redemptions paid by wire transfer. See "Redeeming Shares-Redemption Payments."


(3) The Advisor has voluntarily agreed to reduce its fees through at least October 31, 1996 to ensure that the Fund's total operating expenses will not exceed the percentages set forth above. In the absence of this reduction in fees, "Other expenses" of each Class of Shares of the International Fund during the fiscal year ended October 31, 1995 would have been 6.58% and "Total operating expenses" of the Class A Shares and Class C Shares of the International Fund would have been 7.93% and 8.58%, respectively. In the absence of this reduction in fees, it is estimated that "Other expenses" of each Class of Shares of the Small Cap Fund for the fiscal year ending October 31, 1996 would be 6.12% (annualized), and "Total operating expenses" of the Class A Shares and Class C Shares would be 7.47% and 8.12% (annualized), respectively. To the extent that the Advisor reduces its fees, the Funds will, within the following three years, reimburse the Advisor when operating expenses (before reimbursement) are less than the expense limitation. Thus, overall operating expenses in the future may not fall below the expense limitation until the Advisor has been fully reimbursed for any fees foregone; see "Operating Expenses," page .


        The purpose of the preceding table is to assist the investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. For more information regarding costs and expenses, see "Organization and Management," page . Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. See "Distribution Plan," page .

Example of Effect of Fund Expenses

        An investor would directly or indirectly pay the following expenses on a $1,000 investment in either Fund, assuming a 5% annual return:

                                                   One Year          Three Years
Class A Shares                                       $65                $103
Class C Shares
   Assuming complete redemption at
    the end of the period, with contingent
    deferred sales charge (first year only)          $35                 $78
   Assuming no redemption                            $25                 $78



          The Example shown above should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Fund's actual return may be higher or lower. See "Organization and Management."

                              FINANCIAL HIGHLIGHTS


          (For a share outstanding of the International Fund throughout the period)

          The following information regarding the International Fund has been audited by Ernst & Young LLP, independent accountants, whose unqualified report covering the fiscal period ended October 31, 1995 is included in the Statement of Additional Information. This information should be read in conjunction with the financial statements and accompanying notes thereto which also appear in the Statement of Additional Information. Further information about the International Fund's performance is included in the annual report to shareholders for the fiscal period ended October 31, 1995, which may be obtained without charge by writing or calling the address or telephone number on the cover page. Financial highlights for the Small Cap Fund are not available, because that Fund has not yet commenced operations.

For the period March 6, 1995*  through  October 31, 1995:

                                                         Class A      Class C
--------------------------------------------------------------------------------

Net asset value, beginning of period..................    $12.50       $12.50
                                                          ------       ------
Income (loss) from investment operations:
        Net investment income.........................       .15**        .10**
        Net unrealized depreciation on investments....      (.45)**      (.39)**
        Net realized gain on investments..............      1.06***      1.01***
                                                            ----         ----
Total from investment operations......................       .76          .72
                                                            ----         ----
Net Asset Value, End of Period........................    $13.26       $13.22
                                                          ======       ======
Total return..........................................      9.39%+       8.89%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period.............................  $5,188,105    $5,749,496
Ratio of expenses to average net assets:
        Before expense reimbursement..................      7.93%+       8.58%+
        After expense reimbursement...................      1.85%+       2.50%+
Ratio of net investment income (loss) to average net assets:
        Before expense reimbursement..................     (4.41)%+     (4.95)%+
        After expense reimbursement...................      1.67%+       1.13%+
Portfolio turnover rate...............................         0%           0%

*Commencement of operations.
**Calculated based on average shares outstanding
***The amount shown in this caption for a share outstanding throughout the period may not correspond with the change in realized gains and losses in the portfolio securities for the period because of the timing of sales and repurchases of portfolio shares in relation to fluctuating market values for the portfolio.
+Annualized.

                    INVESTMENT OBJECTIVE, POLICIES AND RISKS

          The International Fund and the Small Cap Fund each have the investment objective of long-term capital appreciation, and each Fund seeks to achieve its objective by investing principally in equity securities of foreign issuers. No assurance can be given that either Fund will achieve its investment objective. Brandes Investment Partners, Inc. (The "Advisor") serves as investment advisor to the Funds.



International Investing

          During the past decade, there has been unprecedented growth in foreign capital markets. Because of this growth, nearly two-thirds of the world's equity value is located outside of the United States. Accordingly, the Advisor believes that significant investment opportunities exist throughout the world.


               o The International Fund invests primarily in equity securities of established foreign issuers, with market capitalizations greater than $1 billion. However, the International Fund may invest up to 25% of its total assets in small capitalization companies, i.e., those with capitalization of less than $1 billion. (Small capitalization companies are subject to greater risks than companies with larger capitalizations, as discussed below.)

               o The Small Cap Fund invests primarily in equity securities of small- to medium- sized companies, with market capitalizations less than $1 billion at the time of purchase. If the market capitalization of a company whose securities are held by the Small Cap Fund increases to an amount greater than $1 billion, the Fund may, but is not required to, sell its holdings in those securities. Small capitalization companies have historically offered greater growth potential than larger ones, but they are often overlooked by investors. However, small capitalization companies often have limited product lines, markets or financial resources and may be dependent on one person or a few key persons for management. The securities of such companies may be subject to more volatile market movements than securities of larger, more established companies, both because the securities typically are traded in lower volume and because the issuers typically are more subject to changes in earnings and prospects. Because the Fund applies a U.S. size standard on a global basis, it may invest in issuers which might, in some countries, rank among the largest companies in terms of capitalization.

          Under normal circumstances, each Fund will invest at least 65% of its total assets in equity securities of issuers located in at least three countries other than the United States. Countries in which the Funds may invest include, but are not limited to, the nations of Western Europe, North and South America, Australia and Asia. Equity securities include common stocks, preferred stocks and securities convertible into common stocks. It is anticipated that securities generally will be purchased in the form of common stock, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs"). ADRs, EDRs and GDRs, which may be sponsored or unsponsored, are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. The issuers of securities underlying unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States and, accordingly, there may not be a correlation between such information and the market value of the Depositary Receipts.

          In seeking out foreign securities for purchase, the Advisor does not attempt to match the security allocations of foreign stock market indices. Therefore, a Fund's country weightings may differ significantly from country weightings found in published foreign stock indices. For example, the Advisor may choose not to invest a Fund's assets in a country whose stock market, at any given time, may comprise a large portion of a published foreign stock market index. At the same time, the Advisor may invest a Fund's assets in countries whose representation in such an index may be small or non-existent. The Advisor selects stocks for each Fund based on their individual merits and not necessarily on their geographic locations.

          The Advisor will apply the principles of value investing in the analysis and selection of securities of foreign companies for the Funds' investment portfolios.

Value Investing

          The Advisor is committed to the use of the Graham and Dodd Value Investing approach as introduced in the classic book Security Analysis. Utilizing this philosophy, the Advisor views stocks as parts of businesses which are for sale. It seeks to purchase a diversified group of these businesses at prices its research indicates are well below their true long-term, or intrinsic, value. By purchasing stocks whose current prices are believed to be considerably below their intrinsic value, the Advisor believes it can buy not only a possible margin of safety against price declines, but also an attractive opportunity for profit over the business cycle.

          In analyzing a company's true long-term value, the Advisor uses sources of information such as company reports, filings with the Securities and Exchange Commission (the "SEC"), computer databases, industry publications, general and business publications, brokerage firm research reports, and interviews with company management. Its focus is on fundamental characteristics of a company, including, but not limited to, book value, cash flow and capital structure, as well as management's record and broad industry issues. Once the intrinsic value of a company is estimated, this value is compared to the price of the stock. If the price is substantially lower than the estimated intrinsic value, the stock may be purchased. The Advisor believes that the margin between current price and intrinsic value should provide a margin of safety against price declines. In addition, over a business cycle of three to five years, the Advisor believes the market should begin to recognize the company's value and drive its price up toward its intrinsic value. As a result, the investor could realize profits. Of course, there can be no assurance that companies selected using the value investing approach will generate profits or that the Advisor's assessment of company value will be correct.




Risks of International Investing

          Investments in foreign securities involve special risks. These include currency fluctuations, a risk which was not addressed by Graham and Dodd, whose work focused on U.S. stocks. The Advisor has applied the value method of stock selection to foreign securities. By looking outside the U.S. for investment opportunities, the Advisor believes that the likelihood of finding undervalued companies is increased. The Advisor does not believe that currency fluctuation, over the long term, on a group of broadly diversified companies, representing a number of currencies and countries, significantly affects portfolio performance. In having this ability to search world-wide for undervalued companies, rather than being limited to searching only among U.S. stocks, the Advisor believes that over the long term the benefits of strict value investing apply just as well with an added currency risk as they would without such risk.


          There are additional risks in international investing, including political or economic instability in the country of issue and the possible imposition of exchange controls or other laws or restrictions. In addition, securities prices in foreign markets are generally subject to different economic, financial, political and social factors than are the prices of securities in U.S. markets. With respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation, limitations on liquidity of securities or political or economic developments which could affect the foreign investments of the Funds. Moreover, securities of foreign issuers generally will not be registered with the SEC, and such issuers will generally not be subject to the SEC's reporting requirements. Accordingly, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Fund than is available concerning U.S.
companies.   Foreign  companies  are  also  generally  not  subject  to  uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign broker-dealers, financial institutions and listed companies than exists in the U.S. These factors could make foreign investments, especially those in developing countries, more volatile. All of the above issues should be considered before investing in either Fund.

Emerging Markets and Related Risks

          Each Fund may invest up to 25% of its assets in securities of companies located in countries with emerging securities markets. Emerging markets are the capital markets of any country that in the opinion of the Advisor is generally considered a developing country by the international financial community. Currently, these markets include, but are not limited to, the markets of Argentina, Brazil, Chile, China, Colombia, Czech Republic, Greece, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Portugal, Slovak Republic, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and countries that comprise the former Soviet Union. As opportunities to invest in other emerging markets countries develop, the Funds expect to expand and diversify further the countries in which they invest.

          Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Funds' portfolio securities are denominated may have a detrimental impact on the Funds.



          Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.


          Emerging securities markets typically have substantially less volume than U.S. markets, and securities in many of such markets are less liquid, and their prices often are more volatile than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets which the Funds desire to invest in emerging markets may be uninvested. Settlement problems in emerging markets countries also could cause the Funds to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Funds' incurring additional costs and delays in the transportation and custody of such securities.


              OTHER SECURITIES AND INVESTMENT TECHNIQUES AND RISKS

Short-Term Investments


          At times either Fund may invest in short-term cash equivalent securities either for temporary, defensive purposes, or as part of its overall investment strategy. These securities consist of high quality debt obligations maturing in one year or less from the date of purchase, such as U.S. Government securities, certificates of deposit, bankers' acceptances and commercial paper. High quality means the obligations have been rated at least A-1 by Standard & Poor's Corporation ("S&P") or Prime-1 by Moody's Investor's Service, Inc. ("Moody's"), have an outstanding issue of debt securities rated at least AA by S&P or Aa by Moody's, or are of comparable quality in the opinion of the Advisor.

Repurchase Agreements

          Short-term investments also include repurchase agreements with respect to the high quality debt obligations listed above. A repurchase agreement is a transaction in which a Fund purchases a security and, at the same time, the seller (normally a commercial bank or broker-dealer) agrees to repurchase the same security (and/or a security substituted for it under the repurchase agreement) at an agreed-upon price and date in the future. The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Fund holds the securities. The majority of these transactions run from day to day and not more than seven days from the original purchase. A Fund's risk is limited to the ability of the seller to pay the agreed-upon sum on the delivery date; in the event of bankruptcy or the default by the seller, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. The securities will be marked to market every business day so that their value is at least equal to the amount due from the seller, including accrued interest. The Advisor will also consider the credit-worthiness of any bank or broker-dealer involved in repurchase agreements under procedures adopted by the Board of Trustees.

U.S. Government Securities

          Each Fund may invest in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Home Loan Banks, the Federal National Mortgage Association, and the Student Loan Marketing Association. Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury, others by discretionary authority of the U.S. Government to purchase the agencies' obligations, while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

When-Issued Securities

          Each Fund may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed-delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates, generally from 15 to 45 days after the transaction. A Fund will segregate liquid assets, such as cash, U.S. Government securities and other liquid, high quality debt securities in an amount sufficient to meet its payment obligations with respect to these transactions.

Securities Lending

          Each Fund may lend its securities in an amount not exceeding 30% of its assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government.

Options

          Each Fund may write (sell) covered call options on individual securities and on stock indices and engage in related closing transactions. A covered call option on a security is an agreement by a Fund, in exchange for a premium, to sell a particular portfolio security if the option is exercised at a specified price before a set date. An option on a stock index gives the option holder the right to receive, upon exercising the option, a cash settlement amount based on the difference between the exercise price and the value of the underlying stock index. Risks associated with writing covered options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. Each Fund may also purchase call options in closing transactions, to terminate option positions written by the Fund. There is no assurance of liquidity in the secondary market for purposes of closing out covered call option positions.

          Each Fund may purchase put and call options with respect to securities which are eligible for purchase by the Fund and with respect to various stock indices for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund's securities or securities the Fund intends to buy. A put option on a security is an agreement by the writer of the option, in exchange for a premium, to purchase the security from a Fund, if the option is exercised, at a specified price before a set date. A Fund may also sell put and call options in closing transactions.

          Special risks are associated with the use of options. There can be no guarantee of a correlation between price movements in the option and in the underlying securities or index. A lack of correlation could result in a loss on both the Fund's portfolio holdings and the option so that the Fund's return might have been better had the option not been purchased or sold. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out an option position. A Fund may purchase a put or call option only if the value of its premium, when aggregated with the premiums on all other options held by the Fund, does not exceed 5% of the Fund's total assets.

Stock Index Futures

          Each Fund may buy and sell stock index futures contracts for bona fide hedging purposes, e.g., in order to hedge against changes in prices of the Fund's securities. No more than 25% of a Fund's assets will be hedged.



          A stock index futures contract is an agreement pursuant to which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made. If the Advisor expected general stock market prices to rise, it might purchase a stock index futures contract as a hedge against an increase in prices of particular equity securities it wanted ultimately to buy. If in fact the stock index did rise, the price of the equity securities intended to be purchased might also increase, but that increase would be offset in part by the increase in the value of the Fund's futures contract resulting from the increase in the index. On the other hand, if the Advisor expected general stock market prices to decline, it might sell a futures contract on the index. If that index did in fact decline, the value of some or all of the equity securities held by the Fund might also be expected to decline, but that decrease would be offset in part by the increase in the value of the futures contract.


          There is no assurance that it will be possible at any particular time to close a futures position. In the event that a Fund could not close a futures position and the value of the position declined, the Fund would be required to continue to make daily cash payments to the other party to the contract to offset the decline in value of the position. There can be no assurance that hedging transactions will be successful, as there may be an imperfect correlation between movements in the prices of the futures contracts and of the securities being hedged, or price distortions due to market conditions in the futures markets. Successful use of futures contracts is subject to the Advisor's ability to predict correctly movements in the direction of interest rates, market prices and other factors affecting the value of securities.


Illiquid and Restricted Securities; Short Sales Against the Box

          Each Fund may invest up to 5% of its total assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities which may be subject to legal restrictions on resale (so-called "restricted securities") other than Rule 144A securities noted below;
(iii) repurchase agreements having more than seven days to maturity; and (iv) fixed time deposits subject to withdrawal penalties (other than those with a term of less than seven days). Illiquid securities do not include those which meet the requirements of Securities Act Rule 144A and which the Trustees have determined to be liquid based on the applicable trading markets. Each Fund is also permitted to engage in short sales "against the box." Such short sales are a method of locking in unrealized capital gains without current recognition of such gains.

                             INVESTMENT RESTRICTIONS

          Each Fund has adopted certain investment restrictions, which are described fully in the Statement of Additional Information. Like the Funds' investment objectives, certain of these restrictions are fundamental and may be changed only by a majority vote of a Fund's outstanding shares.

                           ORGANIZATION AND MANAGEMENT


          The Trust is organized as a Delaware business trust, and is registered as an open-end diversified management investment company. The Trust's Board of Trustees decides on matters of general policy and reviews the activities of the Advisor, Distributor and Administrator. The Trust's officers conduct and supervise its daily business operations.

The Advisor

          The Advisor was founded in 1974 and currently manages over $5 billion in assets for various clients including corporations, public and corporate pension plans, foundations and charitable endowments, and individuals. Ten employees own either common stock or options to purchase common stock of the Advisor. Charles H. Brandes, who owns over 25% of the common stock, serves as one of the Managing Directors of the Advisor and as a Trustee of the Trust. The Advisor's offices are located at 12750 High Bluff Drive, San Diego, California 92130.

               Management Fee. Subject to the direction and control of the Trustees, the Advisor formulates and implements an investment program for the Funds, including determining which securities should be bought and sold. The Advisor also provides certain officers for the Funds. For its services, the Advisor receives a fee, accrued daily and paid monthly at the annual rate of 1.00% of average net assets. This fee is higher than that charged by most other investment companies.

          Managers of the Funds.  The Funds are  team-managed  by the  Advisor's
Investment Committee, whose members are firm principals and/or portfolio managers. Current members of the Investment Committee are Charles H. Brandes, CFA; Jeffrey A. Busby, CFA; Glenn R. Carlson, CFA; Robert J. Gallagher; Ann W. Humphreville; Marnelle A. Marchese, CFA; Jeffrey R. Meyer, CFA; William A. Pickering, CFA; Ronald J. Saba and Brent V. Woods.

Operating Expenses

          The Funds are responsible for paying their operating expenses, including, but not limited to, management and administrative fees, legal and auditing fees, fees and expenses of its custodian, accounting services and shareholder servicing agents, 12b-1 and shareholder servicing fees, trustees' fees, the cost of communicating with shareholders and registration fees. In order to comply with a regulation of a state in which the Funds' shares are sold, the Advisor is required to reduce its fees or reimburse each Fund for its annual operating expenses which exceed the limit set by the regulation. However, the Advisor has voluntarily agreed through at least October 31, 1996 to limit each Funds' operating expenses to more stringent percentages: 1.85% in the case of Class A Shares and 2.50% in the case of Class C Shares. Any such reductions made by the Advisor in its fees or reimbursement of expenses with respect to a Fund are subject to reimbursement by that Fund within the following three years, provided that the Fund is able to effect such reimbursement while remaining within the expense limitation. The Advisor will notify shareholders in the event it determines not to maintain this voluntary limit in the future. The Board of Trustees has determined that it is possible, but not probable, that the Funds will be large enough in the future for the expense ratio to be sufficiently reduced to permit reimbursement of the Advisor.

Portfolio Transactions and Brokerage

          The Advisor considers a number of factors in determining which brokers or dealers to use for the Funds' portfolio transactions. These factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Advisor may lawfully and appropriately use in its investment management and advisory capacities. Provided the Funds receive prompt execution at competitive prices, the Advisor may also consider the sale of shares of the Funds as a factor in selecting broker-dealers for the Funds' portfolio transactions. The Advisor does not expect its portfolio turnover rate to exceed, under normal conditions, 50%.

The Administrator

          Investment Company Administration Corporation (the "Administrator"), pursuant to administration agreements with the Trust, supervises the overall administration of the Funds including, among other responsibilities, the preparation and filing of documents required for compliance by the Funds with applicable laws and regulations, arranging for the maintenance of books and records of the Funds, and supervision of other organizations that provide services to the Funds. Certain officers of the Trust may be provided by the Administrator.

                                    PURCHASES

General

          Class A Shares of the Funds are sold to investors subject to an initial sales charge. Class C Shares of the Funds are sold without an initial sales charge but are subject to higher ongoing expenses than Class A Shares and a contingent deferred sales charge payable upon certain redemptions. The Funds' Distributor is Worldwide Value Distributors, Inc., an affiliate of the Advisor.



          In deciding whether to purchase Class A Shares or Class C Shares, an investor should consider which class best suits the investor's individual circumstances; i.e., whether it is more advantageous to incur an initial sales charge and lower annual fees, or to have the entire purchase price invested in shares of a Fund with the investment thereafter being subject to a contingent deferred sales charge for a period of one year from the date of purchase, as well as higher annual fees. For example, an investor who is making a large investment may prefer to purchase Class A Shares, because the investment may qualify for a reduced sales charge, and reduced sales charges are not applicable in the case of purchases of Class C Shares. Moreover, all Class A Shares are subject to lower distribution and shareholder service fees and, accordingly, may pay correspondingly higher dividends on a per share basis than Class C Shares. Even if an investment will not qualify for reduced initial sales charges, a purchaser may prefer Class A Shares if the Shares will be held for an extended period of time, because, depending on the number of years the investment is held, the accumulated continuing distribution and shareholder service charges on Class C Shares would eventually exceed the initial sales charge plus the lower continuing distribution and shareholder service charges on Class A Shares during the life of the investment. However, because initial sales charges are deducted from Class A Shares at the time of purchase, an investor would not have all of the purchase payment for Class A Shares invested initially.

Purchases through a Securities Dealer


          Shares of the Funds may be purchased through a securities dealer which has executed an agreement with the Distributor (a "selected dealer") or directly from the Funds' Transfer Agent, Rodney Square Management Corporation, acting as agent for a selected dealer. Shares are offered continuously at the public offering price (determined as described below) which is next computed (1) after the investor's selected dealer receives the order which is promptly transmitted to the Transfer Agent, or (2) after receipt of an order by the Transfer Agent from the shareholder directly in proper form (which generally means a completed Application Form together with a negotiable check in U.S. dollars or a wire transfer of funds). The Trust and the Distributor reserve the right to refuse any order for the purchase of shares and to cancel any order for which payment is not received from a selected dealer by the third business day following the order. An order placed with a selected dealer may be subject to postage and handling charges imposed by the dealer.

Purchases through the Transfer Agent

          An investor who wishes to purchase shares of a Fund directly from the Transfer Agent may do so by completing the Application Form (included with this prospectus, or available from the Transfer Agent or a selected dealer) and mailing it to the Transfer Agent at the address shown on the Application Form. Payment may be made by a check that accompanies the Application Form, or it may be made by a wire transfer of funds, as described below. Payments made be check will be invested at the net asset value determined on the day the check is received by the Transfer Agent. Subsequent investments may be made by mailing a check, together with the investment form from a recent account statement. Subsequent investments may also be made by wire, as described below.

Payment by Wire

          For payment by wire of an initial investment in a Fund, the investor should first call the Transfer Agent at (800) 543-7518 between the hours of 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange is open for trading in order to receive an account number. The Transfer Agent will request the investor's name, address, tax identification number, amount being wired and wiring bank. The investor should then instruct the wiring bank to transfer funds by wire to: RSMC, c/o Wilmington Trust Company, Wilmington, Delaware, ABA # 0311-0009-2, DDA #2670-3514, for credit to either Brandes International Fund or Brandes Small Cap International Fund, for further credit to [Investor's name and account number]. The investor should also ensure that the wiring bank includes the name of the Fund and the account number with the wire. If the funds are received by the Transfer Agent prior to the time that the Fund's net asset value is calculated, the funds will be invested on that day; otherwise, they will be invested on the next business day. Finally, the investor should write the account number provided by the Transfer Agent on the Application Form and mail the Form promptly to the Transfer Agent.



          To make a subsequent purchase by wire, the investor should wire funds to the Transfer Agent, care of Wilmington Trust Company, in the manner described above, including the name of the Fund and the investor's account number with the wire. However, it is not necessary to call the Transfer Agent to obtain an account number prior to wiring funds for a subsequent purchase.

Share Certificates

          Shares are credited to an investor's account, and certificates are not issued unless specifically requested. This eliminates the costly problem of lost or destroyed certificates.

Investment Minimums


          The  minimum  initial   investment  in  either  Fund  is  $2,500.  For
retirement plan investments and custodial accounts under the Uniform Gifts/Transfers to Minors Act the minimum is $1,000. The minimum is reduced to $100 for purchases through the Automatic Investment plan or to $100 for purchases by retirement plans through payroll deductions. The minimum for additional investments is $100.

Purchasing with Securities

          In addition to cash purchases, shares may be purchased by tendering payment in kind in the form of securities, provided that any such securities are consistent with a Fund's investment objective and policies, are acquired for investment and not for resale, and are liquid, unrestricted and have a readily determinable value by exchange or NASDAQ listing, and that such a purchase has been approved by the Advisor.

Net Asset Value

          To determine the net asset value per share of a Fund, the current value of the Fund's total assets, less all liabilities, is divided by the total number of shares outstanding, and the result is rounded to the nearer cent. Net asset value is calculated separately for each class of shares. The Funds value their investments on the basis of their market value. Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board of Trustees determines that amortized cost does not represent fair value. Cash and receivables will be valued at their face amounts. Interest will be recorded as accrued, and dividends will be recorded on their ex-dividend date.

          Each Fund will calculate its net asset value once daily at the close of public trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on days that the Exchange is open for trading, except on days on which no orders to purchase, sell or redeem shares have been received by the Fund. The New York Stock Exchange is closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Class A Shares

          Sales Charges. The public offering price per Class A Share is equal to the net asset value per share, plus a sales charge, which is reduced on purchases involving amounts of $50,000 or more, as set forth in the table below. The reduced sales charges apply to quantity purchases made at one time by (I) an individual, (ii) members of a family (i.e., an individual, spouse and children under age 21), or (iii) a trustee or fiduciary of a single trust estate or a single fiduciary account.




                                     Sales Charge as % of      Dealer Commission
Amount of purchase at              Offering      Net amount         as % of
 offering price                     price         invested      Offering Price
Less than  $50,000                  4.75%           4.99%             4.25%
$50,000 up to $99,999               4.50%           4.71%             4.00%
$100,000 up to $249,999             3.50%           3.62%             3.00%
$250,000 up to $499,999             2.50%           2.56%             2.00%
$500,000 up to $999,999             2.00%           2.04%             1.50%
$1,000,000 or more                  None            None           (See below)



          Although no initial sales charge applies on purchases of $1 million or more of the Class A Shares, a contingent deferred sales charge of 1.00% will be imposed on certain redemptions within one year of the purchase of $1 million or more. The Distributor may pay commissions to dealers who initiate and are responsible for purchases of $1 million or more and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $5 million or more.

          Net Asset Value Purchases. The Trust may sell Class A Shares of the Funds at net asset value to (1) current or retired trustees, directors, officers and employees of the Trust, the Distributor and the Advisor, certain family members of these persons, and trusts or plans primarily for such persons; (2) current or retired registered representatives or full-time employees and their spouses and minor children of dealers having selling group agreements with the Distributor and plans for such persons; (3) investment advisory clients of the Advisor, including family members, employees or beneficial owners of such clients; (4) companies or other entities exchanging securities with either Fund through a merger, acquisition or exchange offer; (5) trustees or other fiduciaries purchasing shares for certain retirement plans (or the trusts which fund them) of organizations with retirement plan assets of $5 million or more, including, but not limited to, those defined in sections 401(k), 401(a), 403(b) or 457 of the Internal Revenue Code (the "Code"), and "rabbi trusts;" (6) participants in certain pension, profit-sharing or employee benefit plans that are sponsored by the Distributor and its affiliates; and (7) investment advisers or financial planners or their clients, who may clear transactions through a broker-dealer, bank or trust company which may maintain an omnibus account with the Transfer Agent (each of which may impose transaction fees with respect to such transactions). In addition, Class A Shares may be sold at net asset value to shareholders and former shareholders of another mutual fund which has a sales charge, so long as shares of a Fund are purchased with the proceeds of a redemption, made within 60 days of the purchase, of shares of such other mutual fund; however, this benefit is not available if the shares redeemed were subject to a contingent deferred sales charge or redemption fee. In order to obtain this benefit, the redemption check, endorsed to a Fund, or a copy of the confirmation showing the redemption must be forwarded to the Transfer Agent. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. No sales charges are imposed on shares of a Fund purchased upon the reinvestment of dividends and distributions.


          Right of Accumulation. The sales charge for an investment may be reduced by taking into account a shareholder's existing holdings in Class A Shares of both Funds. See the Application Form for further details.

          Letter of Intent. An investor may reduce sales charges on all investments by meeting the terms of a letter of intent, a non-binding commitment to invest a certain amount within a 13-month period. Existing holdings in Class A Shares of both Funds also may be combined with the investment commitment set forth in the letter of intent to reduce the sales charge further. Up to 5% of the letter amount will be held in escrow to cover additional sales charges which may be due if the total investments made over the letter period are not sufficient to qualify for a sales charge reduction. See the Application Form for further details.


          Contingent Deferred Sales Charge on Redemptions of Class A Shares. A contingent deferred sales charge of 1.00% applies to certain redemptions of shares of Class A Shares of either Fund within the first year on investments of $1 million or more. The charge is 1.00% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. The charge is waived for redemptions in connection with mergers, acquisitions and exchange offers involving Class A Shares of the Funds; for distributions from qualified retirement plans and other employee benefit plans; for distributions from custodial accounts under Section 403(b)(7) of the Code or from IRA's due to death, disability or attainment of age 59 1/2; for tax-free returns of excess contributions to IRA's; for any partial or complete redemption following the death or disability of a shareholder, provided the redemption is made within one year of death or initial determination of disability; and for redemptions through certain automatic withdrawals.


Class C Shares

          Contingent Deferred Sales Charge. The public offering price of Class C Shares is the net asset value, and no initial sales charge is imposed. A contingent deferred sales charge of 1.00%, however, is imposed upon most redemptions of Class C Shares made within one year from the date of their purchase.

          Class C Shares that are redeemed within one year will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents (1) capital appreciation of Fund assets or (2) reinvestment of dividends or capital gain distributions. Otherwise, redemptions of Class C Shares will be subject to the 1.00% contingent deferred sales charge.


          In determining the applicability of any contingent deferred sales charge, it will be assumed that a redemption is made from shares held by the shareholder for the longest period of time. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be deducted from the redemption proceeds and paid to the Distributor.


          Waivers of Contingent Deferred Sales Charges. The contingent deferred sales charge is waived for redemptions of Class C Shares by (1) current or retired trustees, directors, officers and employees of the Trust, the Distributor, the Advisor, certain family members of these persons, and trusts or plans primarily for such persons; (2) redemptions made in connection with the Funds' Automatic Withdrawal Plan; (3) for distributions from qualified retirement plans and other employee benefit plans; (4) for distributions from custodial accounts under Section 403(b)(7) of the Code or from IRA's due to death, disability or attainment of age 59 1/2; (5)for tax-free returns of excess contributions to IRA's; and (6) for any partial or complete redemption following the death or disability of a shareholder, provided the redemption is made within one year of death or initial determination of disability.

                              SHAREHOLDER SERVICES

Automatic Investment Plan


          An investor may make regular monthly or quarterly investments in either Fund through automatic withdrawals of specified amounts from a bank account once an automatic investment plan is established. See the Check-A-Matic Application for further details about this service or call the Transfer Agent at
(800) 543-7518.


Automatic Reinvestment

          Dividends and capital gain distributions are reinvested without any sales charge in additional shares unless indicated otherwise on the Application Form. A shareholder may elect to have dividends or capital gain distributions paid in cash.

Automatic Withdrawals

          A shareholder may make automatic withdrawals from a Fund of $100 or more on a monthly or quarterly basis if the shareholder's account has a value of $10,000 or more. Withdrawal proceeds will normally be received prior to the end of the month or quarter. See the Application Form for further information.

Retirement Plans and Individual Retirement Accounts (IRAs)

          Shares of the Funds are available for purchase by any retirement plan, including 401(k) plans, profit sharing plans, 403(b) plans and IRAs. More information is available from investment dealers or the Transfer Agent at (800) 543-7518.

Shareholder Reports

          Shareholders will receive an audited annual report and an unaudited semiannual report, both of which present the financial statements of the Funds.

Exchange Privilege


          A shareholder may exchange shares of either Fund for shares of the same Class of the other Fund, based on the respective net asset values as of the date of the Exchange. Shares of both Classes of each Fund may also be exchanged for shares of the Money Market Portfolio of The Rodney Square Fund, a money market mutual fund advised by Rodney Square Management Corporation and not affiliated with the Funds. Prior to making such an exchange, a shareholder should obtain and read a prospectus for The Rodney Square Fund, by calling (800) 543-7518. A contingent deferred sales charge will be imposed, if applicable, on shares of the Fund being redeemed in connection with an exchange into The Rodney Square Fund. Exchanges are limited to four per shareholder account per year; the exchange privilege is available only in states where all funds are qualified for sale. The exchange privilege may be modified or terminated on 60 days written notice to shareholders. For tax purposes, an exchange is considered a redemption and a new purchase.


                                REDEEMING SHARES

How to Redeem Shares


          A  shareholder   may  redeem  shares  of  a  Fund  by  contacting  the
shareholder's selected dealer. The selected dealer may arrange for the repurchase of the shares through the Trust's distributor at the net asset value next determined after receipt by the selected dealer of instructions from the shareholder. The dealer may charge the shareholder for this service. Shares held in street name must be redeemed through the dealer holding the shares.


          An investor may also redeem shares by mailing instructions to the Transfer Agent, Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899, or by delivering instructions to the Transfer Agent at 1105 N. Market Street, Wilmington, Delaware 19890. The instructions must specify the name of the Fund, the number of shares or dollar amount to be redeemed and the shareholder's name and account number. If a redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to the Transfer Agent must be submitted before such request will be accepted. If the proceeds of the redemption exceed $50,000, are to be paid to a person other than the record owner, are to be sent to an address other than the address on the Transfer Agent's records, or are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock powers must be guaranteed by an "eligible guarantor," which includes a bank or savings and loan association that is federally insured or a member firm of a national securities exchange. Except as noted above with respect to contingent deferred sales charges that may apply, the price the shareholder will receive for the Fund shares redeemed is at the next determined net asset value for the shares after a completed redemption request is received by the Transfer Agent.

          Telephone Redemptions. A shareholder may establish telephone redemption privileges by checking the appropriate box and supplying the necessary information on the Application Form. Shares may then be redeemed by telephoning the Transfer Agent at (800) 543-7518, between the hours of 9:00 a.m. and 4:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading. Redemptions by telephone must be at least $5,000. Redemption requests received by the Transfer Agent before 4:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading will be processed that day; otherwise processing will occur on the next business day.


          Special Factors Regarding Telephone Redemptions. The Trust will use procedures, such as assigned personal identification numbers, designed to provide reasonable verification of the identity of a person making a telephone redemption request. The Trust reserves the right to refuse a telephone redemption request if it believes that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption. Shareholders will be promptly notified of any refused request for a telephone redemption. If these normal identification procedures are not followed, the Trust or its agents could be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.


Redemption Payments

          Payment for redemptions will be made within seven days after receipt by the Transfer Agent of the written or telephone redemption request, any share certificates, and, if required, a signature guarantee and any other necessary documents, except as indicated below. Payment may be postponed or the right of redemption suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on such exchange is restricted, when an emergency exists as a result of which disposal by the Trust of securities owned by a Fund is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of a Fund's net assets, or during any other period when the SEC, by order, so permits. Payment for redemption of recently purchased shares will be delayed until the Transfer Agent has been advised that the purchase check has been honored, up to 15 calendar days from the time of receipt of the purchase check by the Transfer Agent. This delay may be avoided by purchasing shares by wire or by certified or official bank checks.


          Redemption proceeds are generally paid by check. However, at the shareholder's request, redemption proceeds may be wired by the Transfer Agent to the shareholder's bank account. Requests for redemption by wire should include the name, location and ABA or bank routing number (if known) of the designated bank and the shareholder's bank account number. A $7 fee for wire transmission of redemption proceeds will be charged by the Transfer Agent, which will be deducted from the proceeds.

Reinstatement Privilege-Class A Shares

          A shareholder may reinvest proceeds from a redemption of Class A Shares without a sales charge, provided that a written request and check are sent to the Transfer Agent within 90 days after the date of the redemption. Reinvestment will be at the next calculated net asset value after receipt. The tax status of a gain realized on a redemption will not be affected by exercise of the reinstatement privilege, but a loss may be nullified if reinvestment is made within 30 days.

Redemption of Small Accounts

          In order to reduce expenses, the Funds may redeem shares in any account, other than retirement plan or Uniform Gift or Transfer to Minors Act accounts, if at any time, due to redemptions, the total value of a shareholder's account falls below $500. Shareholders will be given 30 days prior written notice in which to purchase sufficient additional shares to avoid such a redemption.

                                DISTRIBUTION PLAN


          The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("The 1940 Act") with respect to each Fund. Under the Plan, each Fund pays the Distributor monthly distribution fees at the annual rate of 0.25% of the average daily net assets of the Class A Shares of the Fund and 0.75% of the average daily net assets of the Class C Shares of the Fund.

          The Distributor uses the distribution fees under the Plan to offset the commissions and other payments made to broker-dealers for selling the Funds' shares, and to offset the Trust's marketing costs, such as preparation of sales literature, advertising and printing and distributing prospectuses and other shareholder materials to prospective investors. The Distributor also receives a portion of the initial sales charge paid upon the purchase of Class A Shares and the contingent deferred sales charge paid upon certain redemptions of Class C Shares, and may use these proceeds for any of the distribution expenses described above.

          During the period they are in effect, the Plan and related distribution contracts pertaining to each Class of shares ("Distribution Contracts") obligate the Funds to pay distribution fees as compensation for distribution activities, not as reimbursement for specific expenses incurred. Thus, even if distribution expenses exceed distribution fees, the Funds will not be obligated to pay more than those fees, and if distribution expenses are less than those fees, the Advisor will retain its full fees and realize a profit. The Funds will pay the distribution fees under the Plan until either the applicable Plan or Distribution Contract is terminated or not renewed. In that event, the distribution expenses in excess of distribution fees received or accrued through the termination date will be the Advisor's sole responsibility and not obligations of the Funds. In their annual consideration of the continuation of the Plan, the Trustees will consider and review the Plan and corresponding expenses for each Class separately.


                            SHAREHOLDER SERVICE PLAN


          The Trust has adopted a Shareholder Service Plan with respect to each Fund, under which the Fund reimburses the Distributor for shareholder servicing expenses. Under this Plan, the Funds pay the Distributor a fee at the annual rate of 0.10% of the average daily net assets of the Class A Shares and 0.25% of the average daily net assets of the Class C Shares as reimbursement for certain expenses actually incurred in connection with shareholder services provided by the Distributor and for payments to investment dealers, retirement plan administrators and others for the provision of such services. These services include establishing and maintaining accounts and records relating to clients who invest in the Funds, responding to shareholder inquiries, assisting shareholders in changing account options, transmitting communications to shareholders and providing such other information and assistance to shareholders as they may reasonably request.


                     DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

Dividends and Distributions

          Both Funds expect to pay income dividends for each class of shares annually. Distributions of net capital gains with respect to each Class of shares, if any, will be made at least annually. The Board of Trustees may determine to declare dividends and make distributions more frequently.

          Dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that payment be made in cash.

          Any dividend or distribution paid by a Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

Tax Status

          Each Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code. As long as a Fund continues to qualify, and as long as a Fund distributes all of its income each year to shareholders, the Fund will not be subject to any federal income or excise taxes. The distributions made by the Funds will be taxable to shareholders whether received in shares (through dividend reinvestment ) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of a Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received in the prior December. Shareholders will be informed annually of the amount and nature of the Fund's distributions.

          The Trust may be required to impose backup withholding at a rate of 31% from income dividends and capital gain distributions and upon payment of redemption proceeds if provisions of the Code relating to the furnishing and certification of taxpayer identification numbers and reporting of dividends are not complied with by a shareholder. Any shareholder account without a tax identification number may be liquidated and distributed to the shareholder, net of withholding, after the sixtieth day of investment. In addition, dividends and capital gains distributions to foreign shareholders may be subject to U.S. withholding at a rate of up to 30%.

          Dividends and interest earned by the Funds may be subject to withholding and other taxes imposed by foreign countries, at rates from 10% to 40%, which taxes would reduce the Funds' investment income. However, under certain circumstances shareholders may be able to claim credits against their U.S. taxes for such foreign taxes. The Trust will also notify shareholders each year as to the amounts available as credits.

          Additional  information  about taxes is set forth in the  Statement of
Additional   Information.   Shareholders   should  consult  their  own  advisers
concerning federal, state and local taxation of distributions from the Funds.

                             PERFORMANCE INFORMATION

          From time to time, the Trust may publish the total return of the Funds in advertisements and communications to investors. As discussed above under "Purchases," because of the differences in sales charges and expenses, total return of Class A Shares will be different from that of Class C Shares. Total return information will include a Fund's average annual compounded rate of return over the four most recent calendar quarters and over the period from the Fund's inception of operations. The Trust may also advertise aggregate and average total return information of the Funds over different periods of time. A Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment (at the maximum public offering price) at the beginning of the specified period and the net asset value of such shares at the end of the period, assuming reinvestment of all distributions and after giving effect to the maximum applicable sales charge. Total return figures will reflect all recurring charges against Fund income for each respective class. Investors should note that the investment results of each Fund will fluctuate over time, and any presentation of a Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

          In addition to standardized return, performance advertisements and sales literature may also include other total return performance data ("non-standardized return"). Non-standardized return may be quoted for the same or different periods as those for which standardized return is quoted and may consist of aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. All data included in performance advertisements will reflect past performance and will not necessarily be indicative of future results. The Trust may also advertise relative rankings by mutual fund ranking services such as Lipper Analytical Services or Morningstar, Inc. The investment return and principal value of an investment in a Fund will fluctuate and an investor's proceeds upon redeeming Fund shares may be more or less than the original cost of the shares.

                               GENERAL INFORMATION

          The Trust was organized as a Delaware business trust on July 6, 1994. The Trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, par value $.01 per share. Although it has no present intention to do so, the Trust has reserved the right to convert to a master-feeder structure in the future by investing all of the assets of the Funds in the securities of another investment company.

          Shares of beneficial interest of each Fund are currently divided into three Classes, designated Class A Shares, Class C Shares and Institutional Shares. Each Class represents interests in the same assets of the respective Fund. The Classes differ as follows: (1) each Class has exclusive voting rights on matters pertaining to its plan of distribution; (2) Class A Shares are subject to an initial sales charge; (3) all Class C Shares are subject to a contingent deferred sales charge, whereas only some Class A Shares are subject to such a charge; (4) Institutional Shares are not subject to an initial sales charge, a contingent deferred sales charge, or fees pursuant to a Distribution Plan or Shareholder Service Plan; and (5) each Class may bear differing amounts of certain Class-specific expenses, such as distribution fees. The Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes of shares of the Fund. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action.

          The Trust does not hold annual shareholder meetings of the Funds. There normally will be no meetings of shareholders to elect Trustees unless fewer than a majority of the trustees holding office have been elected by shareholders. Shareholders of record holding at least two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when so requested in writing by the shareholders of record owning at least 10% of the Trust's outstanding shares. Each share of the Funds has equal voting rights except as noted above. Each share of each Fund is entitled to participate equally in dividends and distributions and the proceeds of any liquidation from the respective Fund except that, due to the differing expenses borne by the three Classes, such dividends and proceeds are likely to be lower for the Class C Shares than for the Class A Shares or Institutional Shares. The shares of each Fund will be voted together except when a separate vote by Fund or Class is required by the 1940 Act.

          Custodian and Transfer Agent. Investors Bank and Trust Company is custodian of the Funds' assets and employs foreign sub-custodians, approved by the Board of Trustees in accordance with applicable requirements under the 1940 Act, to provide custody of the Funds' foreign assets. Rodney Square Management Corporation is the Funds' transfer and dividend disbursing agent.

INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                  SUBJECT TO COMPLETION, DATED JANUARY 9, 1996

                           BRANDES INTERNATIONAL TRUST
                        12750 High Bluff Drive, Suite 420
                               San Diego, CA 92130
                                 (619) 755-0239


          BRANDES INTERNATIONAL TRUST (the "Trust") is a mutual fund consisting of two separate series: the Brandes International Fund and the Brandes Small Cap International Fund. Each Fund seeks to achieve long-term capital appreciation by investing principally in equity securities of foreign issuers. The International Fund invests primarily in equity securities of established companies with market capitalization greater than $1 billion. The Small Cap Fund invests primarily in equity securities of small- to medium- sized companies with market capitalizations less than $1 billion. Brandes Investment Partners, Inc. serves as investment advisor to the Trust.

This Prospectus describes the Institutional Shares, a separate class of shares of the Funds, offered at their net asset value. See "Purchases" and "Redeeming Shares" at pages and , respectively.

Neither of the Funds is insured or guaranteed by the U.S. Government or any other person.

This Prospectus sets forth basic information about the Funds that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated April 1, 1996, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge upon written request to the Fund at the address given above.

                                TABLE OF CONTENTS

Expense Table...................................................................
Financial Highlights............................................................
Investment Objective, Policies and Risks........................................
Other Securities and Investment Techniques and Risks............................
Investment Restrictions.........................................................
Organization and Management.....................................................
Purchases.......................................................................
Shareholder Services............................................................
Redeeming Shares................................................................
Distribution Plan...............................................................
Shareholder Service Plan........................................................
Dividends, Distributions and Tax Status.........................................
Performance Information.........................................................
General Information.............................................................


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                         Prospectus dated April 1, 1996

           The BRANDES INTERNATIONAL TRUST (the "Trust") is a diversified registered open-end management investment company or mutual fund. The Trust consists of two separate Funds, each with its own assets, liabilities and shares: the Brandes International Fund (the "International Fund") and the Brandes Small Cap International Fund (the "Small Cap Fund") (collectively, the "Funds"). The investment objective of each of the Funds is long-term capital appreciation. The Funds each offer three separate classes of shares, one of which is described in this Prospectus. Institutional Shares are offered to investors at their net asset value. See "Purchases" and "Redeeming Shares" at pages and , respectively. The minimum initial investment in a Fund is $1 million; there is no minimum subsequent investment.

           Like all equity investments, an investment in either Fund involves certain risks. The value of the Funds' shares will fluctuate with market conditions, and an investor's shares when redeemed may be worth more or less than their original cost. International investing, especially in small capitalization companies, also is subject to certain additional risks, which are described on page 5.

                                  EXPENSE TABLE

           Expenses are among several factors to consider when investing in a Fund. The purpose of the following fee table is to provide an understanding of the various costs and expenses which may be borne directly or indirectly by an investment in a Fund. These are based on the expenses of the International Fund for its fiscal year ended October 31, 1995, but they are estimated for the first year of operations of the Small Cap Fund. Actual expenses in the future may be more or less than those shown.

                                            International             Small Cap
                                                 Fund                    Fund
                                            -----------------------------------
Shareholder Transaction Expenses
Maximum sales charge on purchases
 (as % of offering price)                        None                    None
Sales charge on reinvested dividends             None                    None
Maximum contingent deferred sales charge
  (as % of redemption proceeds)                  None                    None
Redemption fee                                   None                    None

Total Annual Fund Operating Expenses
  (as a percentage of average net assets)
Management fees                                  1.00%                   1.00%
Other expenses (after reimbursement              0.20%                   0.20%
                                                 ----                    ----
Total operating expenses(1)                      1.20%                   1.20%
                                                 ====                    ====

(1) The Advisor has voluntarily agreed to reduce its fees through at least October 31, 1996 to ensure that the Fund's total operating expenses will not exceed the percentages set forth above. In the absence of this reduction in fees, "Other expenses" of the International Fund during the fiscal year ended October 31, 1995 would have been 6.58%, and "Total operating expenses" of the International Fund would have been 7.58%. In the absence of this reduction in fees, it is estimated that "Other expenses" of the Small Cap Fund would be 6.12% during the fiscal year ending October 31, 1996, and "Total operating expenses" would be 7.12%. To the extent that the Advisor reduces its fees, the Funds will, within the following three years, reimburse the Advisor when operating expenses (before reimbursement) are less than the expense limitation. Thus, overall operating expenses in the future may not fall below the expense limitation until the Advisor has been fully reimbursed for any fees foregone; see "Operating Expenses," page .

      The purpose of the preceding table is to assist the investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. For more information regarding costs and expenses, see "Organization and Management," page .

Example of Effect of Fund Expenses

      An investor would  directly or
indirectly pay the following expenses
on a $1,000 investment in the Fund,         One Year                 Three Years
assuming a 5% annual return:                  $12                       $38



           The Example shown above should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Fund's actual return may be higher or lower. See "Organization and Management."

                              FINANCIAL HIGHLIGHTS
    (For a share outstanding of the International Fund throughout the period)

          The following information regarding the International Fund has been audited by Ernst & Young LLP, independent accountants, whose unqualified report covering the fiscal period ended October 31, 1995 is included in the Statement of Additional Information. This information should be read in conjunction with the financial statements and accompanying notes thereto which also appear in the Statement of Additional Information. Further information about the International Fund's performance may be included in the annual report to shareholders, which may be obtained without charge by writing or calling the address or telephone number on the cover page. Financial highlights for the Small Cap Fund are not available, because that Fund has not yet commenced operations.

For the period March 6, 1995* through October 31, 1995:
                                                            Class A    Class C
--------------------------------------------------------------------------------

Net asset value, beginning of period..................      $12.50     $12.50
                                                            ------     ------
Income (loss) from investment operations:
      Net investment income...........................         .15**      .10**
      Net unrealized depreciation on investments......        (.45)**    (.39)**
      Net realized gain on investments................        1.06***    1.01***
                                                              ----       ----
Total from investment operations......................         .76        .72
                                                              ----       ----
Net Asset Value, End of Period........................      $13.26     $13.22
                                                            ======     ======
Total return..........................................        9.39%+     8.89%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period.............................   $5,188,105   $5,749,496
Ratio of expenses to average net assets:
      Before expense reimbursement....................        7.93%+     8.58%+
      After expense reimbursement.....................        1.85%+     2.50%+
Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement....................       (4.41)%+   (4.95)%+
      After expense reimbursement.....................        1.67%+     1.13%+
Portfolio turnover rate...............................           0%         0%

*Commencement of operations.
**Calculated based on average shares outstanding
***The amount shown in this caption for a share outstanding throughout the period may not correspond with the change in realized gains and losses in the portfolio securities for the period because of the timing of sales and repurchases of portfolio shares in relation to fluctuating market values for the portfolio. +Annualized.

                    INVESTMENT OBJECTIVE, POLICIES AND RISKS

           The International Fund and the Small Cap Fund each have the investment objective of long-term capital appreciation, and each Fund seeks to achieve its objective by investing principally in equity securities of foreign issuers. No assurance can be given that either Fund will achieve its investment objective. Brandes Investment Partners, Inc. (The "Advisor") serves as investment advisor to the Funds.

International Investing

           During the past decade, there has been unprecedented growth in foreign capital markets. Because of this growth, nearly two-thirds of the world's equity value is located outside of the United States. Accordingly, the Advisor believes that significant investment opportunities exist throughout the world.


                  o The International Fund invests primarily in equity securities of established foreign issuers, with market capitalizations greater than $1 billion. However, the International Fund may invest up to 25% of its total assets in small capitalization companies, i.e., those with capitalizations of less than $1 billion. (Small capitalization companies are subject to greater risks than companies with larger capitalizations, as discussed below.)

                  o The Small Cap Fund invests primarily in equity securities of small- to medium- sized companies, with market capitalizations less than $1 billion at the time of purchase. If the market capitalization of a company whose securities are held by the Small Cap Fund increases to an amount greater than $1 billion, the Fund may, but is not required to, sell its holdings in those securities. Small capitalization companies have historically offered greater growth potential than larger ones, but they are often overlooked by investors. However, small capitalization companies often have limited product lines, markets or financial resources and may be dependent on one person or a few key persons for management. The securities of such companies may be subject to more volatile market movements than securities of larger, more established companies, both because the securities typically are traded in lower volume and because the issuers typically are more subject to changes in earnings and prospects. Because the Fund applies a U.S. size standard on a global basis, it may invest in issuers which might, in some countries, rank among the largest companies in terms of capitalization.

           Under normal circumstances, each Fund will invest at least 65% of its total assets in equity securities of issuers located in at least three countries other than the United States. Countries in which the Funds may invest include, but are not limited to, the nations of Western Europe, North and South America, Australia and Asia. Equity securities include common stocks, preferred stocks and securities convertible into common stocks. It is anticipated that securities generally will be purchased in the form of common stock, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs"). ADRs, EDRs and GDRs, which may be sponsored or unsponsored, are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. The issuers of securities underlying unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States and, accordingly, there may not be a correlation between such information and the market value of the Depositary Receipts.

           In seeking out foreign securities for purchase, the Advisor does not attempt to match the security allocations of foreign stock market indices. Therefore, a Fund's country weightings may differ significantly from country weightings found in published foreign stock indices. For example, the Advisor may choose not to invest a Fund's assets in a country whose stock market, at any given time, may comprise a large portion of a published foreign stock market index. At the same time, the Advisor may invest a Fund's assets in countries whose representation in such an index may be small or non-existent. The Advisor selects stocks for each Fund based on their individual merits and not necessarily on their geographic locations.

          The Advisor will apply the principles of value investing in the analysis and selection of securities of foreign companies for the Funds' investment portfolios.

Value Investing

           The Advisor is committed to the use of the Graham and Dodd Value Investing approach as introduced in the classic book Security Analysis. Utilizing this philosophy, the Advisor views stocks as parts of businesses which are for sale. It seeks to purchase a diversified group of these businesses at prices its research indicates are well below their true long-term, or intrinsic, value. By purchasing stocks whose current prices are believed to be considerably below their intrinsic value, the Advisor believes it can buy not only a possible margin of safety against price declines, but also an attractive opportunity for profit over the business cycle.

           In analyzing a company's true long-term value, the Advisor uses sources of information such as company reports, filings with the Securities and Exchange Commission (the "SEC"), computer databases, industry publications, general and business publications, brokerage firm research reports, and interviews with company management. Its focus is on fundamental characteristics of a company, including, but not limited to, book value, cash flow and capital structure, as well as management's record and broad industry issues. Once the intrinsic value of a company is estimated, this value is compared to the price of the stock. If the price is substantially lower than the estimated intrinsic value, the stock may be purchased. The Advisor believes that the margin between current price and intrinsic value should provide a margin of safety against price declines. In addition, over a business cycle of three to five years, the Advisor believes the market should begin to recognize the company's value and drive its price up toward its intrinsic value. As a result, the investor could realize profits. Of course, there can be no assurance that companies selected using the value investing approach will generate profits or that the Advisor's assessment of company value will be correct.

Risks of International Investing

           Investments in foreign securities involve special risks. These include currency fluctuations, a risk which was not addressed by Graham and Dodd, whose work focused on U.S. stocks. The Advisor has applied the value method of stock selection to foreign securities. By looking outside the U.S. for investment opportunities, the Advisor believes that the likelihood of finding undervalued companies is increased. The Advisor does not believe that currency fluctuation, over the long term, on a group of broadly diversified companies, representing a number of currencies and countries, significantly affects portfolio performance. In having this ability to search world-wide for undervalued companies, rather than being limited to searching only among U.S. stocks, the Advisor believes that over the long term the benefits of strict value investing apply just as well with an added currency risk as they would without such risk.

          There are additional risks in international investing, including political or economic instability in the country of issue and the possible imposition of exchange controls or other laws or restrictions. In addition, securities prices in foreign markets are generally subject to different economic, financial, political and social factors than are the prices of securities in U.S. markets. With respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation, limitations on liquidity of securities or political or economic developments which could affect the foreign investments of the Funds. Moreover, securities of foreign issuers generally will not be registered with the SEC, and such issuers will generally not be subject to the SEC's reporting requirements. Accordingly, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Fund than is available concerning U.S.
companies.   Foreign  companies  are  also  generally  not  subject  to  uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign broker-dealers, financial institutions and listed companies than exists in the U.S. These factors could make foreign investments, especially those in developing countries, more volatile. All of the above issues should be considered before investing in either Fund.

Emerging Markets and Related Risks

           Each Fund may invest up to 25% of its assets in securities of companies located in countries with emerging securities markets. Emerging markets are the capital markets of any country that in the opinion of the Advisor is generally considered a developing country by the international financial community. Currently, these markets include, but are not limited to, the markets of Argentina, Brazil, Chile, China, Colombia, Czech Republic, Greece, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Portugal, Slovak Republic, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and countries that comprise the former Soviet Union. As opportunities to invest in other emerging markets countries develop, the Funds expect to expand and diversify further the countries in which they invest.

           Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Funds' portfolio securities are denominated may have a detrimental impact on the Funds.

           Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

          Emerging securities markets typically have substantially less volume than U.S. markets, and securities in many of such markets are less liquid, and their prices often are more volatile than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets which the Funds desire to invest in emerging markets may be uninvested. Settlement problems in emerging markets countries also could cause the Funds to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Funds' incurring additional costs and delays in the transportation and custody of such securities.

              OTHER SECURITIES AND INVESTMENT TECHNIQUES AND RISKS

Short-Term Investments

           At times either Fund may invest in short-term cash equivalent securities either for temporary, defensive purposes, or as part of its overall investment strategy. These securities consist of high quality debt obligations maturing in one year or less from the date of purchase, such as U.S. Government securities, certificates of deposit, bankers' acceptances and commercial paper. High quality means the obligations have been rated at least A-1 by Standard & Poor's Corporation ("S&P") or Prime-1 by Moody's Investor's Service, Inc. ("Moody's"), have an outstanding issue of debt securities rated at least AA by S&P or Aa by Moody's, or are of comparable quality in the opinion of the Advisor.

Repurchase Agreements

           Short-term investments also include repurchase agreements with respect to the high quality debt obligations listed above. A repurchase agreement is a transaction in which a Fund purchases a security and, at the same time, the seller (normally a commercial bank or broker-dealer) agrees to repurchase the same security (and/or a security substituted for it under the repurchase agreement) at an agreed-upon price and date in the future. The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Fund holds the securities. The majority of these transactions run from day to day and not more than seven days from the original purchase. A Fund's risk is limited to the ability of the seller to pay the agreed-upon sum on the delivery date; in the event of bankruptcy or the default by the seller, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. The securities will be marked to market every business day so that their value is at least equal to the amount due from the seller, including accrued interest. The Advisor will also consider the credit-worthiness of any bank or broker-dealer involved in repurchase agreements under procedures adopted by the Board of Trustees.

U.S. Government Securities

          Each Fund may invest in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Home Loan Banks, the Federal National Mortgage Association, and the Student Loan Marketing Association. Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury, others by discretionary authority of the U.S. Government to purchase the agencies' obligations, while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

When-Issued Securities

           Each Fund may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed-delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates, generally from 15 to 45 days after the transaction. A Fund will segregate liquid assets, such as cash, U.S. Government securities and other liquid, high quality debt securities in an amount sufficient to meet its payment obligations with respect to these transactions.

Securities Lending

           Each Fund may lend its securities in an amount not exceeding 30% of its assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government.

Options

           Each Fund may write (sell) covered call options on individual securities and on stock indices and engage in related closing transactions. A covered call option on a security is an agreement by a Fund, in exchange for a premium, to sell a particular portfolio security if the option is exercised at a specified price before a set date. An option on a stock index gives the option holder the right to receive, upon exercising the option, a cash settlement amount based on the difference between the exercise price and the value of the underlying stock index. Risks associated with writing covered options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. Each Fund may also purchase call options in closing transactions, to terminate option positions written by the Fund. There is no assurance of liquidity in the secondary market for purposes of closing out covered call option positions.

          Each Fund may purchase put and call options with respect to securities which are eligible for purchase by the Fund and with respect to various stock indices for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund's securities or securities the Fund intends to buy. A put option on a security is an agreement by the writer of the option, in exchange for a premium, to purchase the security from a Fund, if the option is exercised, at a specified price before a set date. A Fund may also sell put and call options in closing transactions.

           Special risks are associated with the use of options. There can be no guarantee of a correlation between price movements in the option and in the underlying securities or index. A lack of correlation could result in a loss on both the Fund's portfolio holdings and the option so that the Fund's return might have been better had the option not been purchased or sold. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out an option position. A Fund may purchase a put or call option only if the value of its premium, when aggregated with the premiums on all other options held by the Fund, does not exceed 5% of the Fund's total assets.

Stock Index Futures

           Each Fund may buy and sell stock index futures contracts for bona fide hedging purposes, e.g., in order to hedge against changes in prices of the Fund's securities. No more than 25% of a Fund's assets will be hedged.

           A stock index futures contract is an agreement pursuant to which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made. If the Advisor expected general stock market prices to rise, it might purchase a stock index futures contract as a hedge against an increase in prices of particular equity securities it wanted ultimately to buy. If in fact the stock index did rise, the price of the equity securities intended to be purchased might also increase, but that increase would be offset in part by the increase in the value of the Fund's futures contract resulting from the increase in the index. On the other hand, if the Advisor expected general stock market prices to decline, it might sell a futures contract on the index. If that index did in fact decline, the value of some or all of the equity securities held by the Fund might also be expected to decline, but that decrease would be offset in part by the increase in the value of the futures contract.

           There is no assurance that it will be possible at any particular time to close a futures position. In the event that a Fund could not close a futures position and the value of the position declined, the Fund would be required to continue to make daily cash payments to the other party to the contract to offset the decline in value of the position. There can be no assurance that hedging transactions will be successful, as there may be an imperfect correlation between movements in the prices of the futures contracts and of the securities being hedged, or price distortions due to market conditions in the futures markets. Successful use of futures contracts is subject to the Advisor's ability to predict correctly movements in the direction of interest rates, market prices and other factors affecting the value of securities.

Illiquid and Restricted Securities; Short Sales Against the Box

          Each Fund may invest up to 5% of its total assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities which may be subject to legal restrictions on resale (so-called "restricted securities") other than Rule 144A securities noted below;
(iii) repurchase agreements having more than seven days to maturity; and (iv) fixed time deposits subject to withdrawal penalties (other than those with a term of less than seven days). Illiquid securities do not include those which meet the requirements of Securities Act Rule 144A and which the Trustees have determined to be liquid based on the applicable trading markets. Each Fund is permitted to engage in short sales "against the box." Such short sales are a method of locking in unrealized capital gains without current recognition of such gains.

                             INVESTMENT RESTRICTIONS

           Each Fund has adopted certain investment restrictions, which are described fully in the Statement of Additional Information. Like the Funds' investment objectives, certain of these restrictions are fundamental and may be changed only by a majority vote of a Fund's outstanding shares.

                           ORGANIZATION AND MANAGEMENT

           The Trust is organized as a Delaware business trust, and is registered as an open-end diversified management investment company. The Trust's Board of Trustees decides on matters of general policy and reviews the activities of the Advisor, Distributor and Administrator. The Trust's officers conduct and supervise its daily business operations.

The Advisor

           The Advisor was founded in 1974 and currently manages over $5 billion in assets for various clients including corporations, public and corporate pension plans, foundations and charitable endowments, and individuals. Ten employees own either common stock or options to purchase common stock of the Advisor. Charles H. Brandes, who owns over 25% of the common stock, serves as one of the Managing Directors of the Advisor and as a Trustee of the Trust. The Advisor's offices are located at 12750 High Bluff Drive, San Diego, California 92130.

           Management Fee. Subject to the direction and control of the Trustees, the Advisor formulates and implements an investment program for the Funds, including determining which securities should be bought and sold. The Advisor also provides certain officers for the Funds. For its services, the Advisor receives a fee, accrued daily and paid monthly at the annual rate of 1.00% of average net assets. This fee is higher than that charged by most other investment companies.

          Managers of the Funds.  The Funds are  team-managed  by the  Advisor's
Investment Committee, whose members are firm principals and/or portfolio managers. Current members of the Investment Committee are Charles H. Brandes, CFA; Jeffrey A. Busby, CFA; Glenn R. Carlson, CFA; Robert J. Gallagher; Ann W. Humphreville; Marnelle A. Marchese, CFA; Jeffrey R. Meyer, CFA; William A. Pickering, CFA; Ronald J. Saba and Brent V. Woods.

Operating Expenses

           The Funds are responsible for paying their operating expenses, including, but not limited to, management and administrative fees, legal and auditing fees, fees and expenses of its custodian, accounting services and shareholder servicing agents, 12b-1 and shareholder servicing fees, trustees' fees, the cost of communicating with shareholders and registration fees. In order to comply with a regulation of a state in which the Funds' shares are sold, the Advisor is required to reduce its fees or reimburse each Fund for its annual operating expenses which exceed the limit set by the regulation. However, the Advisor has voluntarily agreed through at least October 31, 1996 to limit the Funds' operating expenses to 1.20% of average net assets in the case of the Institutional Class. Any such reductions made by the Advisor in its fees or reimbursement of expenses are subject to reimbursement by each Fund within the following three years, provided that the Fund is able to effect such reimbursement while remaining within the expense limitation. The Advisor will notify shareholders in the event it determines not to maintain this voluntary limit in the future. The Board of Trustees has determined that it is possible, but not probable, that the Funds will be large enough in the future for the expense ratio to be sufficiently reduced to permit reimbursement of the Advisor.

Portfolio Transactions and Brokerage

           The Advisor considers a number of factors in determining which brokers or dealers to use for the Funds' portfolio transactions. These factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Advisor may lawfully and appropriately use in its investment management and advisory capacities. Provided the Funds receive prompt execution at competitive prices, the Advisor may also consider the sale of shares of the Funds as a factor in selecting broker-dealers for the Funds' portfolio transactions. The Advisor does not expect its portfolio turnover rate to exceed, under normal conditions, 50%.

The Administrator

           Investment Company Administration Corporation (the "Administrator"), pursuant to administration agreements with the Trust, supervises the overall administration of the Funds including, among other responsibilities, the preparation and filing of documents required for compliance by the Funds with applicable laws and regulations, arranging for the maintenance of books and records of the Funds, and supervision of other organizations that provide services to the Funds. Certain officers of the Trust may be provided by the Administrator.

                                    PURCHASES

General

           Institutional Class Shares of the Funds are offered only to certain institutional investors, including qualified retirement plans, foundations, endowments, corporations and other taxable and tax-exempt investors that would otherwise generally qualify as advisory clients of the Advisor. Shares may also be purchased by officers and employees of the Advisor, the Administrator and the Distributor and their immediate family members, as well as to certain other persons determined from time to time by the Distributor.

           Shares of the Funds are sold without a sales charge. The Funds' Distributor is Worldwide Value Distributors, Inc., an affiliate of the Advisor. The minimum initial investment in either Fund is $1 million; there is no minimum subsequent investment. The minimum investment may be waived by the Distributor for institutions making continuing investments in a Fund and from time to time for other investors, including retirement plans with assets in excess of $10 million.

Purchases

           Purchases of shares of the Fund may be made only by wiring federal funds to the Transfer Agent. Before making an initial investment in a Fund, the investor should first call the Transfer Agent at (800) 543-7518 between the hours of 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange is open for trading in order to receive an account number. The Transfer Agent will request the investor's name, address, tax identification number, amount being wired and wiring bank. The investor should then instruct the wiring bank to transfer funds by wire to: RSMC, c/o Wilmington Trust Company, Wilmington, Delaware, ABA # 0311-0009-2, DDA #2670-3514, for credit to either Brandes International Fund or Brandes Small Cap International Fund, for further credit to [Investor's name and account number]. The investor should also ensure that the wiring bank includes the name of the Fund and the account number with the wire. If the funds are received by the Transfer Agent prior to the time that the Fund's net asset value is calculated, the funds will be invested on that day; otherwise, they will be invested on the next business day.

           In addition to wiring federal funds, the investor must also forward a completed Application Form to the Transfer Agent. The investor should write the account number provided by the Transfer Agent on the Application Form. Certain institutional investors may open separate accounts with a Fund for individual employees or plan participants, in which case the institution is responsible for providing an Application Form to the individual. Plan sponsors and administrators are also responsible for forwarding to the Transfer Agent the Application Forms and other relevant information for plan participants.

           To make a subsequent purchase by wire, the investor should wire funds to the Transfer Agent, care of Wilmington Trust Company, in the manner described above, including the name of the Fund and the investor's account number with the wire. However, it is not necessary to call the Transfer Agent to obtain an account number prior to wiring funds for a subsequent purchase

           Individual participants in qualified retirement plans should purchase shares of a Fund through their plan sponsor or administrator, which is responsible for transmitting orders. The procedures for investing in a Fund depend on the provisions of the qualified retirement plan and any arrangements that the plan sponsor may have made for special processing services, including subaccounting. Information about such services available from the Trust is available from the Distributor, by calling (800) - .

Other

           Shares are credited to an investor's account, and certificates are generally not issued. The Trust and the Distributor each reserve the right to reject any purchase order or suspend or modify the offering of the Funds' shares.

Purchasing with Securities

           In addition to cash purchases, shares may be purchased by tendering payment in kind in the form of securities, provided that any such securities are consistent with a Fund's investment objective and policies, are acquired for investment and not for resale, and are liquid, unrestricted and have a readily determinable value by exchange or NASDAQ listing and that such a purchase has been approved by the Advisor.

Net Asset Value

           To determine the net asset value per share of a Fund, the current value of the Fund's total assets, less all liabilities, is divided by the total number of shares outstanding, and the result is rounded to the nearer cent. Net asset value is calculated separately for each class of shares. The Funds value their investments on the basis of their market value. Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board of Trustees determines that amortized cost does not represent fair value. Cash and receivables will be valued at their face amounts. Interest will be recorded as accrued, and dividends will be recorded on their ex-dividend date.

           Each Fund will calculate its net asset value once daily at the close of public trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on days that the Exchange is open for trading, except on days on which no orders to purchase, sell or redeem shares have been received by the Fund. The New York Stock Exchange is closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                              SHAREHOLDER SERVICES

Automatic Investment Plan

           An investor may make regular monthly or quarterly investments in either Fund through automatic withdrawals of specified amounts from a bank account once an automatic investment plan is established. See the Check-A-Matic Application for further details about this service or call the Transfer Agent at
(800) 543-7518.

Automatic Reinvestment

           Dividends and capital gain distributions are reinvested without any sales charge in additional shares unless indicated otherwise on the Application Form. A shareholder may elect to have dividends or capital gain distributions paid in cash.

Automatic Withdrawals

          A shareholder may make automatic withdrawals from a Fund of $100 or more on a monthly or quarterly basis if the shareholder's account has a value of $10,000 or more. Withdrawal proceeds will normally be received prior to the end of the month or quarter. See the Application Form for further information.

Retirement Plans and Individual Retirement Accounts (IRAs)

           Shares of the Funds are available for purchase by any retirement plan, savings plan or defined contribution plan, including 401(k) plans, profit sharing plans, 403(b) plans and IRAs, as well as by endowments, foundations, hospitals and other non-profit organizations. More information is available from investment dealers or the Transfer Agent at (800) 543-7518.

Shareholder Reports

           Shareholders will receive an audited annual report and an unaudited semiannual report, both of which present the financial statements of the Funds.

Exchange Privilege

           A shareholder may exchange shares of either Fund for shares of the Institutional Class of the other Fund, based on the respective net asset values as of the date of the Exchange. Shares of either Fund may also be exchanged for shares of the Money Market Portfolio of The Rodney Square Fund, a money market mutual fund advised by Rodney Square Management Corporation and not affiliated with the Funds. Prior to making such an exchange, a shareholder should obtain and read a prospectus for The Rodney Square Fund, by calling (800) 543-7518. Exchanges are limited to four per shareholder account per year; the exchange privilege is available only in states where all funds are qualified for sale. The exchange privilege may be modified or terminated on 60 days written notice to shareholders. For tax purposes, an exchange is considered a redemption and a new purchase.

                                REDEEMING SHARES

How to Redeem Shares

           Shares may be redeemed only by instructions from the registered owner of a shareholder account. Individuals who are participants in a retirement or other plan should direct redemption requests to the plan sponsor or administrator, which may have special procedures for processing such requests and which is responsible for forwarding requests to the Funds' Transfer Agent.

          An investor may redeem shares by mailing instructions to the Transfer Agent, Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899, or by delivering instructions to the Transfer Agent at 1105 N. Market Street, Wilmington, Delaware 19890. The instructions must specify the name of the Fund, the number of shares or dollar amount to be redeemed and the shareholder's name and account number. If a redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to the Transfer Agent must be submitted before such request will be accepted. If the proceeds of the redemption exceed $50,000, are to be paid to a person other than the record owner, are to be sent to an address other than the address on the Transfer Agent's records, or are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock powers must be guaranteed by an "eligible guarantor," which includes a bank or savings and loan association that is federally insured or a member firm of a national securities exchange. The price the shareholder will receive for the Fund shares redeemed is at the next determined net asset value for the shares after a completed redemption request is received by the Transfer Agent.

           Telephone Redemptions. A shareholder may establish telephone redemption privileges by checking the appropriate box and supplying the necessary information on the Application Form. Shares may then be redeemed by telephoning the Transfer Agent at (800) 543-7518, between the hours of 9:00 a.m. and 4:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading. Redemption requests received by the Transfer Agent before 4:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading will be processed that day; otherwise processing will occur on the next business day. Institutional investors may also make special arrangements with the Transfer Agent for designating personnel of the investor who are authorized to place telephone redemption requests.

           Special Factors Regarding Telephone Redemptions. The Trust will use procedures, such as assigned personal identification numbers, designed to provide reasonable verification of the identity of a person making a telephone redemption request. The Trust reserves the right to refuse a telephone redemption request if it believes that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption. Shareholders will be promptly notified of any refused request for a telephone redemption. If these normal identification procedures are not followed, the Trust or its agents could be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.

Redemption Payments

           Payment for redemptions will be made within seven days after receipt by the Transfer Agent of the written or telephone redemption request, any share certificates, and, if required, a signature guarantee and any other necessary documents, except as indicated below. Payment may be postponed or the right of redemption suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on such exchange is restricted, when an emergency exists as a result of which disposal by the Trust of securities owned by a Fund is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of a Fund's net assets, or during any other period when the SEC, by order, so permits.

           Redemption proceeds are generally paid by check. However, at the shareholder's request, redemption proceeds may be wired by the Transfer Agent to the shareholder's bank account. Requests for redemption by wire should include the name, location and ABA or bank routing number (if known) of the designated bank and the shareholder's bank account number.

Redemption of Small Accounts

          In order to reduce expenses, the Funds may redeem shares in any account, other than a qualified retirement plan, if at any time, due to redemptions, the total value of a shareholder's account falls below $500.
Shareholders will be given 30 days prior written notice in which to purchase sufficient additional shares to avoid such a redemption.

                     DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

Dividends and Distributions

           Both Funds expect to pay income dividends for each class of shares annually. Distributions of net capital gains with respect to each Class of shares, if any, will be made at least annually. The Board of Trustees may determine to declare dividends and make distributions more frequently.

           Dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that payment be made in cash.

           Any dividend or distribution paid by a Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

Tax Status

           Each Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code. As long as a Fund continues to qualify, and as long as a Fund distributes all of its income each year to shareholders, the Fund will not be subject to any federal income or excise taxes. The distributions made by the Funds will be taxable to shareholders whether received in shares (through dividend reinvestment ) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of a Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received in the prior December. Shareholders will be informed annually of the amount and nature of the Fund's distributions.

           The Trust may be required to impose backup withholding at a rate of 31% from income dividends and capital gain distributions and upon payment of redemption proceeds if provisions of the Code relating to the furnishing and certification of taxpayer identification numbers and reporting of dividends are not complied with by a shareholder. Any shareholder account without a tax identification number may be liquidated and distributed to the shareholder, net of withholding, after the sixtieth day of investment. In addition, dividends and capital gains distributions to foreign shareholders may be subject to U.S. withholding at a rate of up to 30%.

          Dividends and interest earned by the Funds may be subject to withholding and other taxes imposed by foreign countries, at rates from 10% to 40%, which taxes would reduce the Funds' investment income. However, under certain circumstances shareholders may be able to claim credits against their U.S. taxes for such foreign taxes. The Trust will also notify shareholders each year as to the amounts available as credits.

           Additional  information  about taxes is set forth in the Statement of
Additional   Information.   Shareholders   should  consult  their  own  advisers
concerning federal, state and local taxation of distributions from the Funds.

                             PERFORMANCE INFORMATION

           From time to time, the Trust may publish the total return of the Funds in advertisements and communications to investors. Total return information will include a Fund's average annual compounded rate of return over the four most recent calendar quarters and over the period from the Fund's inception of operations. The Trust may also advertise aggregate and average total return information of the Funds over different periods of time. A Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment (at the maximum public offering price) at the beginning of the specified period and the net asset value of such shares at the end of the period, assuming reinvestment of all distributions and after giving effect to the maximum applicable sales charge. Total return figures will reflect all recurring charges against Fund income for each respective class. Investors should note that the investment results of each Fund will fluctuate over time, and any presentation of a Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

           In addition to standardized return, performance advertisements and sales literature may also include other total return performance data ("non-standardized return"). Non-standardized return may be quoted for the same or different periods as those for which standardized return is quoted and may consist of aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. All data included in performance advertisements will reflect past performance and will not necessarily be indicative of future results. The Trust may also advertise relative rankings by mutual fund ranking services such as Lipper Analytical Services or Morningstar, Inc. The investment return and principal value of an investment in a Fund will fluctuate and an investor's proceeds upon redeeming Fund shares may be more or less than the original cost of the shares.

                               GENERAL INFORMATION

           The Trust was organized as a Delaware business trust on July 6, 1994. The Trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, par value $.01 per share. Although it has no present intention to do so, the Trust has reserved the right to convert to a master-feeder structure in the future by investing all of the Funds' assets in the securities of another investment company.

          Shares of beneficial interest of each Fund are currently divided into three Classes, designated Class A Shares, Class C Shares and Institutional Shares. Each Class represents interests in the same assets of the respective Fund. The Classes differ as follows: (1) each Class has exclusive voting rights on matters pertaining to its plan of distribution; (2) Class A Shares are subject to an initial sales charge; (3) all Class C Shares are subject to a contingent deferred sales charge, whereas only some Class A Shares are subject to such a charge; (4) Institutional Shares are not subject to an initial sales charge, a contingent deferred sales charge, or fees pursuant to a Distribution Plan or Shareholder Service Plan; and (5) each Class may bear differing amounts of certain Class-specific expenses, such as distribution fees. The Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes of shares of the Fund. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action.

           The Trust does not hold annual shareholder meetings of the Funds. There normally will be no meetings of shareholders to elect Trustees unless fewer than a majority of the trustees holding office have been elected by shareholders. Shareholders of record holding at least two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when so requested in writing by the shareholders of record owning at least 10% of the Trust's outstanding shares. Each share of the Funds has equal voting rights except as noted above. Each share of each Fund is entitled to participate equally in dividends and distributions and the proceeds of any liquidation from the respective Fund except that, due to the differing expenses borne by the three Classes, such dividends and proceeds are likely to be lower for the Class C Shares than for the Class A Shares and Institutional Shares. The shares of each Fund will be voted together except when a separate vote by Fund or Class is required by the 1940 Act.

           Custodian and Transfer Agent. Investors Bank and Trust Company is custodian of the Funds' assets and employs foreign sub-custodians, approved by the Board of Trustees in accordance with applicable requirements under the 1940 Act, to provide custody of the Funds' foreign assets. Rodney Square Management Corporation is the Funds' transfer and dividend disbursing agent.

                           BRANDES INTERNATIONAL TRUST

                       Statement of Additional Information

                               Dated April 1, 1996

           This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the prospectuses of Brandes International Trust (the "Trust") dated April 1, 1996. Brandes Investment Partners Inc. (the "Advisor") is the Advisor to the Trust. Copies of the prospectuses may be obtained from the Trust at 12750 High Bluff Drive, Suite 420, San Diego, CA 92130 or by calling 1-800-237-7119.


                                TABLE OF CONTENTS
                                                                 Cross-reference
                                                                   to page in
                                                        Page       Prospectus
                                                        ----     ---------------
Investment Objective and Policies..................      B-2            4
Investment Restrictions............................      B-2            9
Other Securities and Investment Techniques.........      B-4            6
           Repurchase Agreements...................      B-4            7
           When-Issued Securities..................      B-4            7
           Rule 144A Securities....................      B-5            9
           Put and Call Options....................      B-5            8
           Futures Contracts.......................      B-7            8
Management.........................................      B-7            9
           Advisory Agreement......................      B-8           10
           Administration Agreement................      B-9           11
Distribution Arrangements..........................      B-10          11
Portfolio Transactions and Brokerage...............      B-11          11
Net Asset Value....................................      B-12          13
Redemptions........................................      B-12          16
Taxation...........................................      B-12          19
Dividends and Distributions........................      B-14          19
Performance Information............................      B-14          20
General Information................................      B-14          21
Appendix...........................................      B-15
Financial Statements...............................      B-15           3

                       INVESTMENT OBJECTIVES AND POLICIES


          Brandes International Fund (the "International Fund") and Brandes International Small Cap Fund (the "Small Cap Fund") (collectivelly, the "Funds") are mutual funds whose investment objective is long-term capital appreciation. Each Fund seeks to achieve its objective by investing principally in equity securities of foreign issuers.

Foreign Securities

           The U.S. Government has, from time to time, imposed restrictions, through taxation or otherwise, on foreign investments by U.S. entities such as the Funds. If such restrictions should be reinstituted, the Board of Trustees of the Trust would consider alternative arrangements, including reevaluation of the Funds' investment objective and policies. However, a Fund would adopt any revised investment objective and fundamental policies only after approval by the holders of a "majority of the outstanding voting securities" of the Fund, which is defined in the Investment Company Act of 1940 (the "1940 Act") to mean the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.



           Investments in foreign securities involve certain inherent risks. Individual foreign economies may differ from the U.S. economy in such aspects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of propery or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent on international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect on the securities markets of such countries.


           Because most of the securities in which the Funds will invest are denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Funds' assets which are denominated in that currency. Such changes will also affect the Fund's income. The values of the Funds' assets may also be affected significantly by currency restrictions and exchange control regulations imposed from time to time.

           Foreign securities markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund's portfolio securities may be less liquid and more volatile than U.S. securities. Settlement practices for transactions may differ from those in the United States and may include delays beyond periods customary in the United States. Such differences and potential delays may expose the Funds to increased risk of loss in the event of a failed trade or the insolvency of a foreign broker-dealer.


                             INVESTMENT RESTRICTIONS


          The Trust has adopted the following fundamental investment policies and restrictions with respect to each Fund in addition to the policies and restrictions discussed in the prospectus. The policies and restrictions listed below cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding voting securities of the Fund. As a matter of fundamental policy, each Fund is diversified; i.e., at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

           In addition, neither Fund may:


           1. Issue senior securities, borrow money or pledge its assets, except that a Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;


          2. Make short sales of securities or maintain a short position, except for short sales against the box;

          3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;


           4. Write put or call options, except that a Fund may (i) write covered call options on individual securities and on stock indices; (ii) purchase put and call options on securities which are eligible for purchase by the Fund and on stock indices; and (iii) engage in closing transactions with respect to its options writing and purchases, in all cases subject to applicable federal and state laws and regulations;

          5. Act as underwriter (except to the extent a Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

           6. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that each Fund reserves the right to invest all of its assets in shares of another investment company;

           7. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although each Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and securities issued by real estate investment trusts);

           8. Purchase or sell commodities or commodity futures contracts, except that a Fund may purchase and sell stock index futures contracts for hedging purposes to the extent permitted under applicable federal and state laws and regulations and except that each Fund may engage in foreign exchange forward contracts, although it has no current intention to do so;

          9. Make loans (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements);


          10. Make investments for the purpose of exercising control or management;

          11. Invest in oil and gas limited partnerships or oil, gas or mineral leases;


          Each Fund observes the following restrictions as a matter of operating, but not fundamental, policy, which can be changed by the Board of Trustees without shareholder approval, pursuant to positions taken by federal and state regulatory authorities:

           Each Fund may not:

           1. Purchase any security if as a result the Fund would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class), except that each Fund reserves the right to invest all of its assets in a class of voting securities of another investment company;

           2. Invest in securities of any issuer if any officer or Trustee of the Trust or any officer or Director of the Advisor owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and Directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer;


          3. Invest more than 10% of its assets in real estate investment trusts;


           4. Invest more than 5% of the value of its net assets in warrants (included in that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange), although neither Fund has any present intention to invest in warrants;

           5. Invest in any security if, as a result, the Fund would have more than 5% of its total assets invested in securities of companies which together with any predecessor have been in continuous operation for fewer than three years ("unseasoned securities");


           6. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law, except that each Fund reserves the right to invest all of its assets in another investment company;


           7. Invest more than 5% of its total assets in restricted securities, other than restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid;

          8. Invest more than 5% in the aggregate of illiquid and unseasoned securities;

          9. Invest more than 15% of its total assets in unseasoned securities and illiquid securities, including Rule 144A securities.


                   OTHER SECURITIES AND INVESTMENT TECHNIQUES


Repurchase Agreements

           Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

           Although repurchase agreements carry certain risks not associated with direct investments in securities, each Fund intends to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Board of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Board's general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser's ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under such Code that would allow it immediately to resell the collateral.

When-Issued Securities

           Either Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Advisor does not believe that a Fund's net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. A Fund will establish a segregated account with the Custodian in which it will maintain cash or liquid assets such as U.S. Government securities or other high-grade debt obligations equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

Rule 144A Securities

           As noted in the prospectus, each Fund may invest no more than 5% of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale, are otherwise illiquid or do not have readily available market quotations. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 ("restricted securities"), securities which are otherwise not readily marketable such as over-the-counter, or dealer traded, options, and repurchase agreements having a maturity of more than seven days. Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might not be able to dispose of such securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.

          In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accord with Rule 144A promulgated by the Securities and Exchange Commission, the Trustees may determine that such securities, up to a limit of 5% of a Fund's total net assets, are not illiquid notwithstanding their legal or contractual restrictions on resale.

Put and Call Options

          Purchasing Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed "strike" price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. A Fund also may terminate a put option position by closing it out in the secondary market at its current price (i.e., by selling an option of the same series as the option purchased), if a liquid secondary market exists.

          The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

          The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the underlying prices do not rise sufficiently to offset the cost of the option.


          Writing Options. When a Fund writes a call option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. A Fund may seek to terminate its position in a call option it writes before exercise by closing out the option in the secondary market at its current price (i.e., by buying an option of the same series as the option written). If the secondary market is not liquid for a call option the Fund has written, however, the Fund must continue to be prepared to deliver the underlying instrument in return for the strike price while the option is outstanding, regardless of price changes, and must continue to segregate assets to cover its position. A Fund will establish a segregated account with the Custodian in which it will maintain the security underlying the option written, or securities convertible into that security, or cash or liquid assets such as U.S. Government securities or other high-grade debt obligations equal in value to commitments for options written.


          Writing a call generally is a profitable strategy if the price of the underlying security remains the same or falls. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in the underlying price increases.


           Combined Positions. Each Fund may purchase and write options in combination with each other to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

           Correlation of Price Changes. Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match the Funds' current or anticipated investments exactly. A Fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests.

           Options prices also can diverge from the prices of their underlying instruments, even if the underlying instruments match the Funds' investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect the security prices the same way. Imperfect correlation also may result from: differing levels of demand in the options markets and the securities markets, structural differences in how options are traded, or imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

           Liquidity of Options. There is no assurance a liquid secondary market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund's access to other assets held to cover its options positions also could be impaired.

           OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options, i.e., options not traded on exchanges ("OTC options"), generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. OTC options are considered to be illiquid, since these options generally can be closed out only by negotiation with the other party to the option.

           Stock Index Options. The distinctive characteristics of options on stock indices create certain risks that are not present with stock options generally. Because the value of an index option depends on movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss on an options transaction depends on movements in the level of stock prices generally rather than movements in the price of a particular stock. Accordingly, successful use of options on a stock index will be subject to the Advisor's ability to predict correctly movements in the direction of the stock market generally. Index prices may be distorted if trading in certain stocks included in the index is interrupted. Trading of index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this were to occur, the Fund would not be able to close out positions it holds. It is the policy of the Funds to engage in options transactions only with respect to an index which the Advisor believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

Futures Contracts

           Each Fund may buy and sell stock index futures contracts. Such a futures contract is an agreement between two parties to buy and sell an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflects changes in the specified index of equity securities on which the future is based.

           There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the index and the portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. Further, unanticipated changes in stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures on stock indexes.


           In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

           Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.


          A Fund will engage in futures transactions only as a hedge against the risk of unexpected changes in the values of securities held or intended to be held by the Fund. As a general rule, neither Fund will purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged. In addition, neither Fund will purchase or sell futures or related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets.


                                   MANAGEMENT


           The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust are delegated to its officers, subject to the Funds' investment objectives and policies and to general supervision by the Board of Trustees.

           The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:


Barry P. O'Neil,* (age 48)         Managing Director, Brandes Investment
President and Trustee              Partners, Inc. since 1991; formerly Vice
12750 High Bluff Drive             President, Investment Brokerage of Dean
San Diego, CA 92130                Witter & Co. Director, RCM Equity Funds, Inc.

DeWitt F. Bowman, C.F.A,           Pension investment consultant; formerly Chief
(age 65) Trustee                   Investment Officer of the California Public
79 Eucalyptus Knoll                Employees Retirement System.
Mill Valley, CA 94941


Charles H. Brandes,*               Managing Director, Brandes Investment
(age 52) Trustee                   Partners, Inc.
12750 High Bluff Drive
San Diego, CA 92130

Gordon Clifford Broadhead,         Marine biologist and consultant in fisheries.
(age 71) Trustee
P.O. Box 1427
Rancho Santa Fe, CA 92067


Joseph E. Coberly, Jr.,            Managing Partner, Red Tail Golf Association
(age 78) Trustee                   (real estate developer).
P.O. Box 944
Rancho Santa Fe, CA 92067

W. Daniel Larsen,                  General contractor. Director of Merkley,
(age 68) Trustee                   Mitchell Mortuary.
1405 Savoy Circle
San Diego, CA 92107


Betsy M. Blodgett,                 Vice President, Brandes Investment Partners,
(age 37) Vice President            Inc. since 1994. Formerly Principal, Cameron
121 Corte Ramon                    Capital Management (investment adviser) from
Greenbrae, CA 94904                1992  to 1994 and consultant in 1994;  Vice
                                   President,  Van Kasper & Co.  (broker-dealer)
                                   from 1991 to 1992; Vice President, Prudential
                                   Capital   Corporation   (investments)   prior
                                   thereto.

Glenn R. Carlson,                  Managing Director, Brandes Investment
(age 34) Secretary                 Partners, Inc.
12750 High Bluff Drive
San Diego, CA 92130

Gregory S. Houck,                  Vice President, Brandes Investment Partners,
(age 34) Treasurer                 Inc. since 1994. Formerly Senior Consultant,
12750 High Bluff Drive             Ernst & Young.
San Diego, CA 92130

--------------------------------------
*Denotes "interested person" as defined in the 1940 Act.



           The Trust pays a fee of $800 per meeting to Trustees who are not "interested persons" of the Trust. Trustees also receive a fee of $800 for any committee meetings held on dates other than scheduled Board meeting dates. Such Trustees are reimbursed for any expenses incurred in attending meetings.During the fiscal year ended October 31, 1995, Messrs. Bowman, Broadhead, Coberly and Larsen each received fees from the Trust in the amount of $1,600; no other compensation or other benefits were paid.


          Mr. O'Neil is the the President, and Ms. Blodgett is Vice President and Secretary, of Worldwide Value Distributors, Inc., the Distributor of the Funds' shares.

Advisory Agreement


           Subject to the supervision of the Board of Trustees, investment management and services are provided to each Fund by the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor provides a continuous investment program for each Fund and makes decisions and place orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, each Fund is responsible for its operating expenses, including: (i) interest and taxes;
(ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Fund and its shares under federal and state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Fund and the legal obligations with respect to which the Trust or the Fund may have to indemnify the Trust's officers and Trustees; and (xii) amortization of organization costs.

           Under the Advisory Agreement, the Advisor and its officers, directors, agents, employees, controlling persons, shareholders and other affiliates will not be liable to a Fund for any error of judgment by the Advisor or any loss sustained by the Funds, except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. In addition, the Fund will indemnify the Advisor and such other persons from any such liability to the extent permitted by applicable law.

          The Advisory Agreement with respect to each Fund will remain in effect for two years from its execution. Thereafter, if not terminated, it will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Trustees who are not parties to the Agreement or "interested persons" of the Fund as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities.

           The Advisory Agreement with respect to each Fund is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Fund. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

           As required by state regulation, the Advisor will reimburse a Fund if and to the extent that the aggregate operating expenses of the Fund exceed applicable limits in any fiscal year. Currently, the most restrictive such limit applicable to the Funds are 2.5% of the first $30 million of the Fund's average daily net assets, 2.0% of the next $70 million of its average daily net assets and 1.5% of its average daily net assets in excess of $100 million. Certain expenses, such as brokerage commissions, taxes, interest, distribution fees, certain expenses attributable to investing outside the U.S. and extraordinary items, are excluded from this limitation. During the fiscal year ended October 31, 1995, the Advisor voluntarily agreed to limit the total operating expenses of the Class A Shares of the International Fund to 1.85% of average net assets, and the total operating expenses of the Class C Shares to 2.50% of average net assets. As a result of those limitations, the Advisor waived its entire advisory fee of $34,019 and reimbursed the International Fund for expenses in excess of such limitations in an additional amount of $173,175. The Advisor has agreed to continue such limitations through October 31, 1996.

           Neither Fund invests in a security for the purpose of exercising control or management. When a Fund receives a proxy in connection with matters to be voted on by holders of securities in which it invests, that proxy will be voted by the Advisor in accordance with the Advisor's judgment as to the best interests of the Fund, considering the effect of any such vote on the value of the Fund's investment. The Advisor does not solicit or consider the views of individual shareholders of Funds in voting proxies. Because voting proxies of foreign securities may entail additional costs to the Funds, the Advisor considers the costs and benefits to a Fund in deciding whether or not to vote a particular proxy.


Administration Agreement


          Investment Company Administration Corporation serves as Administrator for the Funds, subject to the overall supervision of the Trustees. The Administrator is responsible for providing such services as the Trustees may reasonably request, including but not limited to (i) maintaining the Funds' books and records (other than financial or accounting books and records maintained by any custodian, transfer agent or accounting services agent); (ii) overseeing the Funds' insurance relationships; (iii) preparing for the Funds (or assisting counsel and/or auditors in the preparation of) all required tax returns, proxy statements and reports to the Funds' shareholders and Trustees and reports to and other filings with the Securities and Exchange Commission and any other governmental agency; (iv) preparing such applications and reports as may be necessary to register or maintain the Funds' registration and/or the registration of the shares of the Funds under the blue sky laws of the various states; (v) responding to all inquiries or other communications of shareholders;
(vi) overseeing all relationships between the Funds and any custodian(s), transfer agent(s) and accounting services agent(s); and (vii) authorizing and directing any of the Administrator's directors, officers and employees who may be elected as Trustees or officers of the Trust to serve in the capacities in which they are elected. The Trust's Agreement with the Administrator contains limitations on liability and indemnification provisions similar to those of the Advisory Agreement described above. For its services, the Administrator receives a fee at the annual rate of 0.10% of each Fund's average net assets, subject to a $60,000 annual minimum. During the fiscal year ended October 31, 1995, the Administrator received a fee in the amount of $39,452 from the International Fund.


                            DISTRIBUTION ARRANGEMENTS


           As described in the prospectus, under the Distribution Plans adopted by the Trustees with respect to the Class A and Class C Shares, each Fund pays the Distributor monthly distribution fees at the annual rate of 0.25% of the average daily net assets of the Class A shares and 0.75% of the average daily net assets of the Class C shares. During the fiscal year ended October 31, 1995, the Fund paid to the Distributor distribution fees with respect to the Class A Shares of the International Fund aggregating $3,627, and with respect to the Class C Shares, fees aggregating $14,633. All of the fees paid with respect to the Class C Shares of the International Fund were paid by the Distributor to dealers who sold Class C Shares. Of the fees paid with respect to Class A Shares, $2,179 were paid to dealers who sold Class A Shares and the balance was paid for printing sales material. During such fiscal year, the Distributor also received gross sales charges in connection with the sale of Class A Shares of the International Fund in the amount of $99,067, of which $83,458 was reallowed to selling dealers. The Distribution Plans do not apply to Institutional Shares.

           Among other things, each Fund's Plan provides that (1) the Distributor will submit to the Trustees at least quarterly, and the Trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Trustees, including those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the Plan or any agreement related thereto, acting in person at a meeting called for that purpose; (3) the Plan may be terminated at any time by such Trustees or by a vote of a majority of the outstanding shares of the Fund; (4) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant Class of that Fund; and (5) while the Plan remains in effect, the selection and nomination of the Trustees who are not "interested persons" of the Trust shall be committed to the discretion of such Trustees.

           In reporting amounts expended under the Plans to the Trustees, the Distributor will allocate expenses attributable to the sale of both Classes of Fund shares to each Class based on the ratio of sales of shares of such Class to the sales of both Classes of shares.

           The Trust has also adopted a Shareholder Service Plan with respect to the Class A and Class C Shares of each Fund, pursuant to which the Fund pays the Distributor for expenses incurred in connection with non-distribution shareholder services provided by the Distributor to securities broker-dealers and other securities professionals ("Service Organizations") and/or beneficial owners of the shares of the Fund, including, but not limited to, shareholder servicing provided by the Distributor at facilities dedicated to the Fund, provided that such shareholder servicing is not duplicative of the servicing otherwise provided on behalf of the Fund.

           Under the Plans, each Fund also reimburses the Distributor for fees paid by the Distributor to Service Organizations (which may include the Distributor itself) for the providing of support services to beneficial owners of shares of the Fund ("Clients"). Such services may include, but are not limited to, (a) establishing and maintaining accounts and records relating to Clients who invest in the Fund; (b) aggregating and processing orders involving the shares of the Fund; (c) processing dividend and other distribution payments from the Fund on behalf of Clients; (d) providing information to Clients as to their ownership of shares of the Fund or about other aspects of the operations of the Fund; (e) preparing tax reports or forms on behalf of Clients; (f) forwarding communications from the Fund to Clients; (g) assisting Clients in changing the Fund's records as to their addresses, dividend options, account registrations or other data; and (h) providing such other similar services as the Distributor may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules or regulations.

           Each Fund reimburses the Distributor, for its services under the Shareholder Service Plans, at an annual rate of 0.10% of the average daily net assets of the Class A Shares and 0.25% of the average daily net assets of the Class C Shares of the Fund. Payments to the Distributor may be discontinued, or the rate amended, at any time by the Board of Trustees of the Trust, in its sole discretion. Each Plan provides that (1) the Distributor will report in writing at least quarterly to the Trustees, and the Trustees will review, the amounts expended under this Plan and the purposes for which such expenditures were made;
(2) the Plan will continue in effect only so long as it has been approved at least annually, by the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan, acting in person at a meeting called for that purpose; and (3) the Plan may be terminated at any time by a vote of a majority of such Trustees or by the vote of the holders of a majority of the outstanding voting securities of the Fund. The amounts paid by the International Fund to the Distributor under the Shareholder Service Plan for the fiscal year ended October 31, 1995 aggregated $1,450 and $4,878 for the Class A Shares and the Class C Shares, respectively. The Shareholder Service Plans do not apply to the Institutional Shares.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE


           In all purchases and sales of securities for the Funds, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by a Fund and which broker-dealers are eligible to execute portfolio transactions, subject to the instructions of and review by the Trust's Board of Trustees.

           Purchases of portfolio securities may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions are effected through dealers (including banks) which specialize in the types of securities which a Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own accounts. Purchases from underwriters include a commission paid by the issuer to the underwriter and purchases from dealers include the spread between the bid and the asked price.


          In placing portfolio transactions, the Advisor uses its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available are considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.


           In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available and the transaction involves a brokerage commission, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacity for the Funds and for other accounts, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Agreement, to be useful in varying degrees, but of indeterminable value. The Board of Trustees reviews brokerage allocations where services other than best price/execution capabilities are a factor to ensure that the other services provided meet the tests outlined above and produce a benefit to the Funds. Brokerage commissions paid by the International Fund during the fiscal year ended October 31, 1995 aggregated $9,822, all of which was paid to brokers which provided research to the Advisor.

           The placement of portfolio transactions with broker-dealers who sell shares of the Funds is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD"). Provided the Trust's officers are satisfied that the Funds are receiving the most favorable price and execution available, the Advisor may also consider the sale of the Funds' shares as a factor in the selection of broker-dealers to execute its portfolio transactions.

           Investment decisions for the Funds are made independently from those of other client accounts of the Advisor. Nevertheless, it is possible that at times the same securities will be acceptable for a Fund and for one or more of such client accounts. To the extent any of these client accounts and a Fund seek to acquire the same security at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Advisor. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a Fund is concerned. In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for the Fund.

           The Funds do not effect securities transactions through broker-dealers in accordance with any formula, nor do they effect securities transactions through such broker-dealers solely for selling shares of either Fund. However, as stated above, broker-dealers who execute transactions for the Funds may from time to time effect purchases of shares of the Funds for their customers.


                                 NET ASSET VALUE



           The net asset value of each Fund's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) each business day. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.


           Options and futures contracts which are traded on exchanges are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. However, if an exchange closes later than the New York Stock Exchange, the options or futures traded on it are valued based on the sales price, or the mean between bid and asked prices, as the case may be, as of the close of the New York Stock Exchange.


           Trading in securities in foreign securities markets is normally completed well before the close of the New York Stock Exchange. In addition, foreign securities trading may not take place on all days on which the New York Stock Exchange is open for trading, and may occur in certain foreign markets on days on which a Fund's net asset value is not calculated. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the calculation of net asset value unless the Board of Trustees deems that the particular event would materially affect net asset value, in which case an adjustment will be made. Assets or liabilities expressed in foreign currencies are translated, in determining net asset value, into U.S. dollars based on the spot exchange rates at 1:00 p.m., Eastern time, or at such other rates as the Advisor may determine to be appropriate.

           The Funds may use a pricing service approved by the Board of Trustees. Prices provided by such a service represent evaluations of the mean between current bid and asked prices, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, indications of values from dealers and other market data. Such services also may use electronic data processing techniques and/or a matrix system to determine valuations.


           Securities and other assets for which market quotations are not readily available, or for which the Board of Trustees or its designate determines the foregoing methods do not accurately reflect current market value, are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Such valuations and procedures, as well as any pricing services, are reviewed periodically by the Board of Trustees.

                                   REDEMPTIONS


           Each Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Fund may make payment partly in readily marketable securities with a current market value equal to the redemption price. Although neither Fund anticipates that it will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. Each Fund has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which commits the Fund to paying redemptions in cash, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the Fund's total net assets at the beginning of such 90-day period.


                                    TAXATION



           The International Fund qualified for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code (the "Code") during its last fiscal year, and each Fund intends to do so in the future. In each taxable year that a Fund qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.


           In order to qualify for treatment as a RIC, a Fund must distribute annually to shareholders at least 90% of its investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) less than 30% of the Fund's gross income each taxable year may be derived from the sale or other disposition of securities held for less than three months; (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

           Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

           Dividends and interest received by the Funds may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders may be able to claim U.S. foreign tax credits with respect to such taxes, subject to provisions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held by a Fund. If more than 50% in value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in the U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. Each Fund will report annually to its shareholders the amount per share of such withholding taxes.

          Many of the options, futures and forwards contracts used by the Funds are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally treated as 60% long-term and 40% short-term capital gains or losses ("60/40") although gains and losses from hedging transactions, certain mixed straddles and certain foreign currency transactions from such contracts may be treated as ordinary in character. Also section 1256 contracts held by a Fund at the end of its fiscal year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized, and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, depending on the circumstances.

           Generally, the transactions in options, futures and forward contracts undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized on positions that are part of a straddle may be deferred under the rules, rather than being taken into account in the fiscal year in which the losses were realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts are not entirely clear. These transactions may increase the amount of short-term capital gain realized by the Fund and taxed as ordinary income when distributed to shareholders. The Funds may make certain elections available under the Code which are applicable to straddles. If a Fund makes such elections, recognition of gains or losses from certain straddle positions may be accelerated.

            The tests which a Fund must meet to qualify as a RIC, described above, may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts or forward contracts.


           Under the Code, fluctuations in exchange rates which occur between the dates various transactions are entered into or accrued and subsequently settled may cause gains or losses, referred to as "section 988" gains or losses.
Section 988 gains or losses may increase or decrease the amount of income taxable as ordinary income distributed to shareholders.

                           DIVIDENDS AND DISTRIBUTIONS


           Dividends from each Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by the Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

           Each Fund is required to withhold 31% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Each Fund also is required to withhold 31% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.


                             PERFORMANCE INFORMATION

Total Return


           Average annual total return quotations used in a Fund's advertising and promotional materials are calculated according to the following formula:

                   n
           P(1 + T)  = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

           The time periods used in advertising will be updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions. Any performance information used in advertising and sales literature will include information based on this formula for the most recent one, five and ten year periods, or for the life of the Fund, whichever is available.

Other Information


           Performance data of a Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials a Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar") or CDA Investment Technologies, Inc.("CDA"). A Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA or Morningstar. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's


                               GENERAL INFORMATION


           Each Fund might determine to allocate certain of its expenses (in addition to distribution fees) to the specific classes of the Fund's shares to which those expenses are attributable. For example, Class C shares may bear higher transfer agency fees per shareholder account than those borne by Class A shares. The higher fee is imposed due to the higher costs incurred by the Transfer Agent in tracking shares subject to a contingent deferred sales charge. The specific extent to which such fees may differ between the Classes as a percentage of net assets is not certain because fees will be affected by the number of accounts and relative amounts of net assets in each Class.

           The Trust's custodian, Investors Bank and Trust Company, is responsible for holding the Funds' assets and also acts as the Funds' accounting services agent. Rodney Square Management Corporation acts as the Funds' transfer agent. The Trust's independent accountants, Ernst & Young, LLP, examine the Funds' financial statements annually and prepare the Funds' tax returns.

           The Trust's Declaration of Trust provides that obligations of the Trust are not binding on the Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the Trust or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the Trust, the Funds or their investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

           As of December 31, 1995, the following persons owned more than 5% of the Fund's outstanding Class A Shares:

Charles H. Brandes, 12650 High Bluff Drive, San Diego, CA 92130 (7.13%)

Memphis Jewish Federation, 6560 Poplar Avenue, Memphis, TN 38138 (7.70%)

          First American Trust Company, Trustee for Rutan & Tucker Profit Sharing Plan, 421 N. Main Street, Santa Ana, CA 92701 (5.02%)

           No person owned more than 5% of the outstanding Class C Shares at December 31, 1995. The Class A Shares owned by the Trustees and officers as a group amounted to 7.35%; the amount of Class C Shares owned by such Trustees and officers as a group amounted to less than 1%.


           The Trust's Registration Statement on Form N-1A may be examined at the office of the Securities and Exchange Commission in Washington, DC. Statements contained in the prospectus and this Statement of Additional Information as to the contents of any contract or other document are not necessarily complete and, in each instance, reference is made to the copy of such contract or document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    APPENDIX

                             Description of Ratings

Moody's Investors Service, Inc.: Corporate Bond Ratings

           Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

           Aa---Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

           Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

           A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

           Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Corporation: Corporate Bond Ratings

           AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

           AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

           A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

           BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

           Moody's  commercial  paper  ratings are  assessments  of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

           A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

           Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A- 1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.







PORTFOLIO OF INVESTMENTS as of October 31, 1995
                              Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS: 63.5%
--------------------------------------------------------------------------------
Argentina: 2.0%
  Yacimientos Petroliferos
   S.A., ADS...............   12,500     $ 214,064
                              ------     ---------


Austria: 0.2%
  VA Technologie
   AG, ORD.................      170        19,704
                                 ---        ------


Brazil: 1.6%
  Telecommunicacoes
   Brasileiras, ADR........    4,500       180,000
                               -----       -------


Canada: 0.2%
  Molson Co. Ltd.,
   Class A, ORD............    1,100        17,704
                               -----        ------


Denmark: 2.6%
  Den Danske Bank
   Group, ADR..............    4,300       283,800
                               -----       -------


France: 8.7%
  Alcatel Alsthom, ADR.....   27,200       459,000
  Compagnie UAP, ORD.......   10,400       270,545
  Elf Aquitaine, ADR.......    6,750       227,813
                               -----       -------
                                           957,358
                                           -------

Germany: 8.4%
  Daimler-Benz, ADR........    9,200       443,900
  Siemens AG, ADR..........    4,600       481,850
                                           -------
                                           925,750
                                           -------

Israel: 0.4%
  Scitex Corporation, Ltd..    2,300        39,963
                                            ------
Italy: 7.9%
  Istituto Mobiliare
   Italiano, ADR...........   15,000     $ 241,875
  Italgas-Sta It per il
   Gas pA, ORD.............   79,500       211,401
  Stet Societa Finanzioria
   Telefonica, ADR.........   14,650       410,200
                                           -------
                                           863,476
                                           -------
Japan: 6.1%
  Fuji Photo Film
   Co. Ltd., ADR...........    4,530       223,101
  Hitachi, Ltd., ADR.......    4,280       447,795
                                           -------
                                           670,896
                                           -------
Mexico: 2.9%
  Telefonos de
   Mexico, ADS.............   11,600       319,000
                                           -------

Netherlands: 3.3%
  KPN - Konin. PTT
   Nederland, ORD..........   10,150       357,032
                                           -------

Spain: 5.1%
  Repsol S.A., ADR.........    7,400       219,225
Telefonica de Espana
   S.A., ADS...............    8,950       336,744
                                           -------
                                           555,969
                                           -------
Sweden: 0.2%
  Munksjo AB-Free,
   ORD.....................    3,100        22,408
                                            ------

Switzerland: 6.0%
  Nestle S.A., ADR.........    8,450       440,456
  Schindler-Holding AG
   Partn Ctf ORD...........      230       215,530
                                           -------
                                           655,986

PORTFOLIO OF INVESTMENTS as of October 31, 1995
  Shares              Value
United Kingdom: 7.9%
  Grand Metropolitan
   PLC, ADR................   12,000     $ 330,000
  Hanson PLC, ADR..........   27,800       430,900
  Seeboard PLC, ADR........    1,200        98,272
                                            ------
                                           859,172
                                           -------
Total Common Stocks
  (cost $7,099,855)........              6,942,282
                                         ---------

--------------------------------------------------------------------------------
                           Principal
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 34.7%
--------------------------------------------------------------------------------

United States: 34.7%
Prudential-Bache Repurchase
Agreement, due 11/1/95
collateralized by mortgage-

backed securities..........            $3,798,388    3,798,388
                                                     ---------
Total Investments in Securities
  (cost $10,898,243+): 98.2%........               $10,740,670
                                                   -----------
Other Assets less
  Liabilities: 1.8%.................                   196,931
                                                       -------


Total Net Assets: 100.0% ...........               $10,937,601
                                                   ===========



+ Cost for federal income tax purposes is the same.

Net unrealized depreciation consists of:
  Gross unrealized appreication.....                $ 178,018
  Gross unrealized deprecaition.....                 (335,591)
                                                     --------
       Net unrealized depreciation..               $ (157,573)
                                                   ==========

PORTFOLIO OF INVESTMENTS by Industry
Automobiles.............................         6.4%
Banking.................................         7.6%
Beverages and Tobacco ..................         0.3%
Data Processing & Reproductions.........         0.6%
Electrical & Electronics................        20.0%
Energy Sources..........................         9.5%
Food & Household Products...............        11.0%
Forest Products & Papers................         0.3%
Insurance...............................         3.9%
Machinery & Engineering.................         3.4%
Multi - Industry........................         6.2%
Recreation, Other Consumer Goods.......          3.2%
Telecommunications......................        23.1%
Utilities - Electrical & Gas............         4.5%
                                                 ---
                                               100.0%

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES as of October 31, 1995
--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at value (identified cost $10,898,243) .....................    $10,740,670
   Receivables:
      Fund shares purchased...............................................................        143,191
      Dividends and interest .............................................................          3,914
      Due from Advisor....................................................................          1,167
   Prepaid expenses.......................................................................         20,792
   Deferred organization costs............................................................         91,093
                                                                                                   ------
         Total assets ....................................................................     11,000,827
                                                                                               ----------

LIABILITIES
   Accrued expenses ......................................................................         58,199
   Accrued administration fees............................................................          5,027
                                                                                                    -----
         Total liabilities................................................................         63,226
                                                                                                   ------

Net assets ...............................................................................    $10,937,601
                                                                                              ===========

SOURCE OF NET ASSETS
   Paid-in capital .......................................................................    $11,048,826
   Undistributed net investment income....................................................         46,449
   Net unrealized depreciation on investments and foreign currency........................       (157,573)
   Net realized loss on investments and foreign currency..................................           (101)
                                                                                                     ----
      Net assets .........................................................................    $10,937,601
                                                                                              ===========

Net assets:
   Class A Shares ........................................................................    $ 5,188,105
   Class C Shares ........................................................................      5,749,496
                                                                                                ---------
                                                                                              $10,937,601
                                                                                              ===========
Class A Shares
   Net asset value and redemption price per share, based on 391,153 shares outstanding
      (unlimited number of shares authorized without par value) ..........................        $13.26
                                                                                                  ======
   Computation of Offering Price per share
      (net asset value $13.26/.9525)......................................................        $13.92
                                                                                                  ======

Class C Shares
   Net asset value and redemption price per share, based on 434,875 shares outstanding
      (unlimited number of shares authorized without par value) ..........................        $13.22
                                                                                                  ======

 See accompanying notes to financial statements.

STATEMENT OF OPERATIONS - March 6, 1995* to October 31, 1995
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:

   Income:
      Interest............................................................................       $ 72,433
      Dividends (net of withholding tax of $5,931)........................................         49,633
                                                                                                   ------
         Total income.....................................................................        122,066
                                                                                                  -------

   Expenses:
      Advisory fees.......................................................................         34,019
      Administrative fee .................................................................         39,452
      Custodian and accounting fees.......................................................         47,001
      Transfer agent fees.................................................................         49,090
      Auditing fees.......................................................................         22,000
      Legal fees..........................................................................         12,643
      Blue sky fees.......................................................................         21,701
      Amortization of deferred organization costs.........................................         13,728
      Reports to shareholders.............................................................          4,246
      Trustees fees.......................................................................          8,205
      Miscellaneous.......................................................................          6,138
      Expense reimbursements .............................................................       (207,194)
                                                                                                 --------
                                                                                                   51,029
      Distribution and Shareholder Service fees
      Class A Shares......................................................................          5,078
      Class C Shares......................................................................         19,510
                                                                                                   ------
      Net expenses........................................................................         75,617
                                                                                                   ------
            Net investment income ........................................................         46,449
                                                                                                   ------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

      Net unrealized depreciation on investments and foreign currency.....................       (157,573)
      Net realized loss on investments and foreign currency...............................           (101)
                                                                                                     ----
         Net realized and unrealized loss on investments and foreign currency.............       (157,674)
                                                                                                 --------
            Net decrease in net assets resulting from operations       ...................   $   (111,225)
                                                                                             ============


*Commencement of operations.

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS - March 6, 1995* to October 31, 1995
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM:

OPERATIONS:

Net investment income.....................................................................      $ 46,449
Net unrealized depreciation on investments and foreign currency...........................      (157,573)
Net realized loss on investments and foreign currency.....................................          (101)
                                                                                                    ----
      Net decrease in net assets resulting from operations ...............................      (111,225)
                                                                                                --------

CAPITAL SHARE TRANSACTIONS:(a)

Increase in net assets derived from net change in outstanding Class A Shares..............     5,238,627
Increase in net assets derived from net change in outstanding Class C Shares..............     5,810,199
                                                                                               ---------
      Increase in net assets resulting from capital share transactions....................    11,048,826
                                                                                              ----------

      Total increase in net assets .......................................................    10,937,601

NET ASSETS:

Beginning of period.......................................................................           -0-
                                                                                                      -
End of period (including undistributed net investment income of $46,449)..................   $10,937,601
                                                                                             ===========

(a) A summary of capital shares transactions is as follows:

Class A:
                                                                     Shares                Value
------------------------------------------------------------------------------------------------------------------------------------
      Shares sold.............................................       392,800             $5,260,956
      Shares redeemed.........................................         1,647                 22,329
                                                                       -----                 ------
      Net increase............................................       391,153             $5,238,627
                                                                     =======             ==========

Class C:
                                                                     Shares                 Value
------------------------------------------------------------------------------------------------------------------------------------
      Shares sold.............................................       438,014             $5,852,336
      Shares redeemed.........................................         3,139                 42,137
                                                                       -----                 ------
      Net increase............................................       434,875             $5,810,199
                                                                     =======             ==========

*Commencement of operations.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period) For the period March 6, 1995* to
October 31, 1995
------------------------------------------------------------------------------------------------------------------------------------

                                                                               Class A          Class C

------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period...................................        $12.50            $12.50
                                                                               ------            ------
Income (loss) from investment operations:
      Net investment income............................................           .15**             .10**
      Net unrealized depreciation on investments.......................          (.45)**           (.39)**
      Net realized gain on investments.................................          1.06***           1.01***
                                                                                 ----              ----
Total from investment operations      .................................           .76               .72
                                                                                  ---               ---

Net Asset Value, End of Period.........................................        $13.26            $13.22
                                                                               ======            ======

Total return (sales load is not reflected in total return).............          9.39%+            8.89%+

RATIOS / SUPPLEMENTAL DATA:
Net assets, end of period    ..........................................      $5,188,105        $5,749,496

Ratio of expenses to average net assets:
      Before expense reimbursement.....................................          7.93%+            8.58%+
      After expense reimbursement......................................          1.85%+            2.50%+

Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement.....................................         (4.41)%+          (4.95)%+
      After expense reimbursement.....................................           1.67%+            1.13%+

Portfolio turnover rate................................................              0%               0%


*Commencement of operations.
**Calculated based on average shares outstanding.
***The amount shown in this caption for a share outstanding throughout the perod does not correspond with the change in realized gains and losses in the portfolio secruities for the period because of the timing of sales and repurchases of portfolio shares in relation to fluctuating market values for the portfolio.
+Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS - October 31, 1995
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Brandes International Fund (the "Fund") is a Delaware business trust organized on July 6, 1994 and registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Fund began operations on March 6, 1995.

      Shares of beneficial interest of the Fund are currently divided into two Classes, designated Class A Shares and Class C Shares. Each Class represents interests in the same assets of the Fund.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a primary exchange are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange for which there has been no sale are valued at the last reported bid price. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

            U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60 day period that this amortized cost basis does not represent fair value.

            Foreign securities are recorded in the financial statements after translation to U.S. dollars, based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

            Interest income is translated at the exchange rates which existed at the dates the income was accrued. Exchange gains and losses related to interest income are included in interest income on the accompanying Statement of Operations.

      B. Repurchase Agreements. The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other borkers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintian, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each

     NOTES TO FINANCIAL STATEMENTS - October 31, 1995 agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

      If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     C. Forward Foreign Currency Exchange Contracts. The Fund may utilize forward foreign currency exchange contracts ("forward contracts") under which it is obligated to exchange currencies at specific future dates.

     D. Security Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     E. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.


      F. Deferred Organization Costs. The Fund has incurred expenses of $104,821 in connection with its organization. These costs have been deferred and are being amortized on a straight line basis over a period of sixty months from the date the Fund commenced investment operations. In the event that any of the initial shares of the Fund are redeemed by the holder during the period of amortization of the Fund's organization costs, the redemption proceeds will be reduced by any such unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of those shares outstanding at the time of redemption.



NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the period March 6, 1995 (commencement of operations) through October 31, 1995, Brandes Investment Partners, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain administrative services, and provides certain personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. The Fund is responsible for its own operating expenses. In order to maintain the Fund's operating expenses at 1.85% and 2.50% of average daily net assets of Class A Shares and Class C Shares, respectively, the Advisor has waived fees and reimbursed expenses totalling $207,194 during the period March 6, 1995 (commencement of operations) through October 31, 1995. The Fund will

NOTES TO FINANCIAL STATEMENTS - October 31, 1995

     reimburse   the   Advisor   when   operating   expenses   (before   expense
reimbursement) are less than the expense limitations in future periods.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, prepares reports and materials to be supplied to the Directors; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives an annual fee at the rate of 0.10 of 1% of the first $100 million, 0.05 of 1% of the next $100 million and 0.03 of 1% of assets in excess of $200 million of the Fund's average daily net assets, subject to a minimum of $60,000.

     Worldwide Value Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Advisor.

      Certain officers of the Fund are also officers and/or Directors of the Advisor, Administrator and Distributor.

     As of October 31, 1995, shares of the Fund owned by the Fund's Advisor and its affiliates totalled 87,148 shares, out of 826,028 shares outstanding.


NOTE 4 - PURCHASES AND SALES OF SECURITIES

      For the period March 6, 1995 (commencement of operations) through October 31, 1995, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $10,898,243 and $2,841, respectively.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS OF
      THE BRANDES INTERNATIONAL FUND

      We have audited the accompanying statement of assets and liabilities of Brandes International Fund, including the portfolio of investments as of October 31, 1995, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from March 6, 1995 (commencement of operations) to October 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Brandes International Fund as of October 31, 1995, the results of its operations, the net changes in its assets, and the financial highlights for the period from March 6, 1995 (commencement of operations) to October 31, 1995, in conformity with generally accepted accounting principles.

ERNST & YOUNG

Los Angeles, California
December 14, 1995





                                     PART C
                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits.
           (a)       Financial Statements:
                     The following financial statements are included in Part B of the Registration Statement--

                     Portfolio of  Investments  as of October 31, 1995
                     Statement of Assets and Liabilities as of October 31, 1995 Statement of Operations - March 6, 1995 to October 31, 1995 Statement of Changes in Net Assets - March 6, 1995 to October 31, 1995

                     Financial Highlights
                     Notes to Financial Statements
                     Report of Independent Certified Public Accountants

           (b)       Exhibits:
                     The following exhibits are included with this Post-Effective Amendment, except as noted:
                     (1)       (i) Agreement and Declaration of Trust
                               (ii) Amendment to Agreement and Declaration of
                                    Trust
                     (2)       By-Laws
                     (3)       Not applicable
                     (4)       Specimen stock certificate4
                     (5)       (i) Investment Advisory Agreement
                               (ii) Investment Advisory Agreement relating to
                                    the Brandes Small Cap International Fund
                     (6)       (i)  Distribution Agreement with First Fund
                                    Distributors, Inc.1
                               (ii) Distribution Agreement with Worldwide
                                    Value Distributors, Inc.
                     (7)       Not applicable
                     (8)       Custodian Agreement2
                     (9)       (i) Administration Agreement
                               (ii) Transfer Agency Agreement2
                               (iii) Shareholder Service Plan
                               (iv) Shareholder Service Plan relating to the
                                    Brandes Small Cap International Fund
                               (v) Multiple Class Plan
                     (10)      Opinion and consent of counsel(2)
                     (11)      Consent of independent accountants
                     (12)      Not applicable
                     (13)      Investment letter
                     (14)      Individual Retirement Account forms(3)
                     (15)      (I) Distribution Plan Pursuant to Rule 12b-1
                               (ii) Distribution Plan relating to the Brandes
                                    Small Cap International Fund
                     (16)      Not applicable
                     (17)      Not applicable


          (1) Previously filed with the Registration Statement on Form N-1A (File No. 33-81396), filed on July 11, 1994, and incorporated herein by reference.

          (2) Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-81396), filed on January 17, 1995, and incorporated herein by reference.


          (3) Previously filed with Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-81396), filed on August 31, 1995, and incorporated herein by reference.

          (4) To be filed by amendment.


Item 25.  Persons Controlled by or under Common Control with Registrant.

          The Registrant does not control, nor is it under common control, with any other person.


Item 26.  Number of Holders of Securities.

          As of December 31, 1995, there were 467 holders of Class A and 410 holders of Class C shares of the Registrant.


Item 27.  Indemnification.

           Article VI of Registrant's By-Laws states as follows:

           Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

           Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

           (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

           (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

           (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

           The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

           Section 3.  ACTIONS BY THE TRUST.  This  Trust  shall  indemnify  any person  who  was or is a  party  or is  threatened  to be  made a  party  to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

           Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

           No  indemnification  shall  be  made  under  Sections  2 or 3 of this
Article:

           (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

           (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

           (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

           Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

           Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

           (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

           (b)    A written opinion by an independent legal counsel.

           Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

           Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

           Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

           (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

           (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

           Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.


           Brandes Investment Partners, Inc. is the investment advisor of the Registrant. For information as to the business, profession, vocation or employment of a substantial nature of Brandes Investment Partners, Inc. and its officers, reference is made to Part B of this Registration Statement and to the Form ADV filed under the Investment Advisers Act of 1940 by Brandes Investment Partners, Inc. (File No. 801-24896).


Item 29.  Principal Underwriters.


           (a) First Fund Distributors, Inc. also acts as principal underwriter for the following investment companies:

                     Guinness Flight  Investment  Funds,  Inc.
                     Jurika and Voyles Mutual Funds
                     Hotchkis and Wiley Mutual Funds
                     PIC Investment Trust
                     Professionally Managed Portfolios
                     Rainier Investment Management Mutual Funds
                     RNC Liquid Assets Fund, Inc.

           Worldwide  Value  Distributors,   Inc.  does  not  act  as  principal
underwriter for any other investment company.

           (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

                            Position and Offices         Position and
Name and Principal             with Principal            Offices with
Business Address                Underwriter              Registrant
------------------          --------------------         ------------------

Robert H. Wadsworth         President,                   Assistant
4455 E. Camelback Rd,       Treasurer and                Secretary
Suite 261E                  Director
Phoenix, AZ 85018


Steven J. Paggioli          Vice President,              Assistant
479 West 22nd Street        Secretary and                Secretary
New York, New York 10011    Director

Eric M. Banhazl             Vice President               Assistant
2025 E. Financial Way       and Director                 Treasurer
Glendora, CA  91741

           The following information is furnished with respect to the officers and directors of Worldwide Value Distributors, Inc.:

                            Position and Offices         Position and
Name and Principal             with Principal            Offices with
Business Address                Underwriter              Registrant
-------------------         ---------------------        -----------------
Barry P. O'Neil             President                    President
12750 High Bluff Drive         and
San Diego, CA  92130        Director


Betsy M. Blodgett           Vice President               Vice President
121 Corte Ramon             and Secretary
Greenbrae, CA 94904

Richard D. Burritt          Treasurer                    Assistant
4455 E. Camelback Road                                   Treasurer
Phoenix, AZ  85018


           (c)  Not applicable.

Item 30. Location of Accounts and Records.

           The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant's Administrator and custodian, as follows: the documents required to be maintained by paragraphs (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant at 12750 High Bluff Drive, San Diego, CA 92130; the documents required to be maintained by paragraph (4) of Rule 31a-1(b) will be maintained by the Administrator at 4455 E. Camelback Road, Suite 261E, Phoenix, AZ 85018, and all other records will be maintained by the Custodian at 89 South Street, Boston, MA 02111.

Item 31. Management Services.

           Not applicable.

Item 32. Undertakings.

           The Registrant undertakes, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and will assist in communications with other shareholders.

           The Registrant  undertakes,  in the event the information required by
Item 5A is contained in an annual report to shareholders, to furnish a copy of such latest report to shareholders to each person to whom a prospectus is delivered, upon request and without charge.

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A of Brandes International Fund to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Diego and State of California on the 7th day of January, 1996.

                                                  BRANDES INTERNATIONAL FUND

                                             By   Barry P. O'Neil
                                                  ---------------------------
                                                  Barry P. O'Neil
                                                  President

           This Amendment to the Registration Statement on Form N-1A of Brandes International Fund has been signed below by the following persons in the capacities indicated on January 7, 1996.


Barry P. O'Neil                                        President and
-------------------------                              Trustee
Barry P. O'Neil

Charles H. Brandes                                     Trustee
-------------------------
Charles H. Brandes

Dewill F. Bowman*                                      Trustee
-------------------------
DeWitt F. Bowman

Gordon Clifford Broadhead*                             Trustee
-------------------------
Gordon Clifford Broadhead

-------------------------                              Trustee
Joseph E. Coberly, Jr.

W. Daniel Larsen*                                      Trustee
-------------------------
W. Daniel Larsen

Gregory S. Houck                                       Treasurer and Principal
-------------------------                              Financial and Accounting
Gregory S. Houck                                       Officer


*   Robert H. Wadsworth
------------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                  EXHIBIT INDEX

                     (1)       (i) Agreement and Declaration of Trust
                               (ii) Amendment to Agreement and Declaration of
                                      Trust
                     (2)       By-Laws
                     (3)       Not applicable
                     (4)       Specimen stock certificate4
                     (5)       (i) Investment Advisory Agreement
                               (ii) Investment Advisory Agreement relating to
                                    the Brandes Small Cap International Fund
                     (6)       (i) Distribution Agreement with First Fund
                                    Distributors, Inc.1
                               (ii) Distribution Agreement with Worldwide
                                    Value Distributors, Inc.
                     (7)       Not applicable
                     (8)       Custodian Agreement2
                     (9)       (i) Administration Agreement
                               (ii) Transfer Agency Agreement2
                               (iii) Shareholder Service Plan
                               (iv) Shareholder Service Plan relating to the
                                    Brandes Small Cap International Fund
                               (v) Multiple Class Plan
                     (10)      Opinion and consent of counsel2
                     (11)      Consent of independent accountants
                     (12)      Not applicable
                     (13)      Investment letter
                     (14)      Individual Retirement Account forms3
                     (15)      (I) Distribution Plan Pursuant to Rule 12b-1
                               (ii) Distribution Plan relating to the Brandes
                                    Small Cap International Fund
                     (16)      Not applicable
                     (17)      Not applicable

           (1) Previously filed with the Registration Statement on Form N-1A (File No. 33-81396), filed on July 11, 1994, and incorporated herein by reference.

           (2) Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-81396), filed on January 17, 1995, and incorporated herein by reference.

           (3) Previously filed with Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-81396), filed on August 31, 1995, and incorporated herein by reference.

           (4) To be filed by amendment.